Rule 497(c)
                                                          Registration No. 33-12
                                                      1940 Act File No. 811-4401


                             NORTH TRACK FUNDS, INC.
                                CASH RESERVE FUND


                   CLASS X, CLASS B AND CLASS C COMMON STOCK
                                 (RETAIL SHARES)

     The Cash Reserve Fund (the "Fund") is a mutual fund series of North Track Funds, Inc. ("North Track"). The Fund, a money market fund, seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. The Fund invests primarily in domestic money market securities with a weighted average maturity of 90 days or less. The longest maturity will be 397 days. B.C. Ziegler and Company (the "Advisor") is the Fund's investment adviser.


     The Fund offers four classes of shares, Class X, Class B and Class C Common Stock (the "Retail Shares"), and Class Y Common Stock (the "Institutional Shares"). This Prospectus discusses only the Retail Shares. The Fund's Institutional Shares are offered by a separate prospectus.


     This Prospectus has information you should know before you decide to purchase Retail Shares of the Fund. Please read it carefully and keep it with your investment records. There is a table of contents which allows you to quickly find information about investment strategies, buying and selling shares and other information about the Fund.


     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. If anyone tells you otherwise, they are committing a crime.


The date of this Prospectus is March 1, 2005.

                                 QUICK REFERENCE

INVESTMENTS, RISKS AND PERFORMANCE SUMMARY:
  Investment objectives and risks associated with the fund .............   1
  Performance information ..............................................   1
  Fees and expenses ....................................................   1
MANAGEMENT:
  Investment Advisor ...................................................   5
ACCOUNT INFORMATION, SHAREHOLDER SERVICES AND HOW TO BUY OR SELL SHARES:
  How to buy Fund shares (including sales charges and
  combined purchase programs) ..........................................   5
  How to redeem Fund shares ............................................   9
  How to exchange with other North Track Funds .........................  14
  How to begin an automatic investment plan ............................  16
  How to begin an automatic withdrawal plan ............................  16
  IRA and other retirement plan programs ...............................  17

                      (This Page Intentionally Left Blank.)

                              RISK/RETURN SUMMARY

     INVESTMENT OBJECTIVE. The Cash Reserve Fund seeks to provide investors with a high a level of current income consistent with the stability of principal and the maintenance of liquidity.

     PRINCIPAL INVESTMENT STRATEGIES. The Advisor's principal investment strategies include:

     o Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements.

     o Investing more than 25% of total assets in the financial services sector.

     o Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

     PRINCIPAL INVESTMENT RISKS. The Fund is subject to the following principal investment risks:

     o INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

     o FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative effect on issuers in the financial services sector. The Fund concentrates its investments in this sector.

     o ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer, the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

     An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

     PERFORMANCE INFORMATION. The bar chart and table below provide you with information regarding the Fund's annual return. You should bear in mind that past performance is not an indication of future results.

     The bar chart demonstrates the variability of the annual total returns of Class X shares of the Fund for the calendar years indicated. In 1995 and 1997, the Advisor made capital contributions to the Fund to offset certain capital losses. Without those contributions, the returns for those years would have been lower. The Fund's Class B and Class C shares carry a higher Rule 12b-1 fee than its Class X shares. Accordingly, the total returns reflected for the Fund's Class X shares are greater than total returns would have been for the Fund's Class B and Class C shares over the same periods.


                           YEAR-BY-YEAR TOTAL RETURN


                                   [BAR CHART]


  5.38%   4.78%   4.80%   4.77%   4.34%   5.64%   3.37%   1.09%   0.34%   0.48%
--------------------------------------------------------------------------------
  1995    1996    1997    1998    1999    2000    2001    2002    2003    2004


--------------------------------------------------------------------------------
HIGHEST QUARTERLY RETURN:                               LOWEST QUARTERLY RETURN:
1.47%, 3rd Quarter, 2000                                 0.04%, 2nd Quarter 2004
--------------------------------------------------------------------------------

The table below shows the average annual total returns for each class of Retail Shares of the Fund for the periods presented.


                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)


              ONE YEAR     FIVE YEARS       TEN YEARS
             ----------   ------------   --------------
Class X      0.48%        2.16%                  3.48%

                                              SINCE
                                            INCEPTION
             ONE YEAR     FIVE YEARS        (12/15/99)
             ----------   ------------   ------------
Class B      0.17%        1.69%                  1.70%

             ONE YEAR         SINCE INCEPTION (5/1/03)
             ----------   --------------------------------
Class C      0.17%        0.15%


     The seven-day yield on the Fund's Retail Shares as of December 31, 2004 was 1.23% for Class X, 0.63% for Class B and 0.63% for Class C. For current yield information, please call 1-800-826-4600.

FEES AND EXPENSES. You should carefully consider fees and expenses when choosing a money market fund. As a shareholder, you pay the costs of operating a fund, plus any transaction costs associated with buying, selling and exchanging shares.

     Annual fund operating expenses are expenses that a money market fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services and other activities of the fund. Money market funds pay annual operating expenses out of their assets. Therefore, operating expenses reduce your total return.

     The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Retail Shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM                                                   CLASS X        CLASS B           CLASS C
YOUR INVESTMENT)                                                          ---------   ---------------   ---------------
Sales Charge (Load) Imposed on
 Purchases and reinvested
 distributions ........................................................   None              None              None
Contingent Deferred Sales
 Charge (Load) (as a percentage
 of the original purchase price
 or redemption proceeds,
 whichever is less)(1) ................................................   None              5.00%(1)          1.00%(2)
Redemption Fee(3) .....................................................   None              None              None
Exchange Fee ..........................................................   None              None              None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
Management Fees .......................................................   0.20%             0.20%             0.20%
Distribution (12b-1) Fees .............................................   0.15%             1.00%             1.00%
Other Expenses ........................................................   0.59%             0.36%             0.36%
                                                                          ----            ---------         ---------
Annual Fund Operating
 Expenses .............................................................   0.94%             1.56%             1.56%
                                                                          ====            =========         =========

-------------------------------
(1) The contingent deferred sales charge on Class B shares declines each year that you own your Class B shares and is eliminated after six years. The Class B shares automatically convert to Class X shares after they have been held for eight years. See "Redeeming Shares - Contingent Deferred Sales Charge on Class B Shares."

(2) The contingent deferred sales charge on Class C shares is eliminated after the shares have been held for 18 months. See "Redeeming Shares - Contingent Deferred Sales Charge on Class C Shares."

(3) We charge investors a wire redemption fee, which is currently $12 per wire. Also, there is a $10 service fee for redemptions of less than $250 made by check for Class X shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that:

     o        You invest $10,000 for the periods shown;

     o        Your investment has a 5% return each year; and

     o        The Fund's operating expenses remain the same.

     Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

              ONE     THREE      FIVE         TEN
             YEAR     YEARS     YEARS        YEARS
            ------   -------   -------   ------------
Class X     $ 96     $300      $520        $  1,155
Class B     $659     $793      $950        $  1,692*
Class C     $259     $493      $850        $  1,856

IF YOU DO NOT SELL YOUR SHARES:

Class B     $159     $493      $850        $  1,692*
Class C     $159     $493      $850        $  1,856

-------------------------------
* Reflects conversion of Class B shares to Class X shares after eight years, lowering your annual expenses from that time on.

     If you wish to review historical financial information about the Fund, please refer to the section of this Prospectus captioned "Financial Highlights."

                      INVESTMENT OBJECTIVES AND STRATEGIES

     GENERAL INFORMATION. The Fund was established in 1993 with a single Class of common stock. Initially the Fund operated as a retail spoke of a two-tiered, master/feeder structure. Effective January 1, 1996, the Fund was restructured with Class X shares and Class Y (Institutional) shares. The Fund first began offering Class B shares on December 15, 1999 and first began offering Class C shares on May 1, 2003. We refer to the Class X, B and C shares as "Retail Shares."

     Class B and Class C shares of the Fund are designed as a short-term investment alternative for shareholders who own Class B or Class C shares (as the case may be) of other North Track funds, and who, because of their concern over market conditions, wish temporarily to reduce their exposure to the equity markets. The Class B and Class C shares of the Fund are subject to the same contingent deferred sales charges and Rule 12b-1 service and distribution fees as Class B and Class C shares of any other North Track fund. See "Purchasing Shares" for a more detailed description of the contingent deferred sales charge and Rule 12b-1 fee applicable to Class B and Class C shares of the Fund. BECAUSE THIS FEE STRUCTURE IS RELATIVELY HIGH FOR A MONEY MARKET INVESTMENT, YOU SHOULD PURCHASE CLASS B OR CLASS C SHARES OF THE CASH RESERVE FUND ONLY IN CONNECTION WITH A TEMPORARY EXCHANGE FROM CLASS B OR CLASS C SHARES OF ANY ONE OR MORE OF THE OTHER NORTH TRACK FUNDS.

     INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income consistent with the stability of principal and the maintenance of liquidity.

     INVESTMENT STRATEGIES. To achieve its investment objective, the Fund invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; certificates of deposit; time deposits; bankers' acceptances; other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks; repurchase agreements; high quality domestic commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Fund may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States.

     The Fund reserves the right to concentrate its investments (i.e., invest more than 25% of its total assets) in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in obligations of domestic branches of domestic banks.

     In buying and selling securities for the Fund, the Advisor complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the Fund's investments. The Advisor stresses maintaining a stable $1.00 share price, as well as liquidity and income.

     The Board of Directors of North Track has established minimum credit standards governing the securities that the Fund may purchase. Among other requirements, the Fund's securities must be rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (unless the instrument is rated by only one such rating agency, in which case a single rating is sufficient) or, if unrated, determined by the Advisor to be of comparable quality under the Board of Directors' guidelines and procedures. The Fund will invest at least 95% of its total assets in securities rated in the highest category or, if unrated, determined by the Advisor to be of comparable quality. The rating organizations that rate the money market instruments in which the Fund may invest include Moody's Investors Service, Inc., Standard & Poor's, Duff & Phelps, Fitch Ratings and Thomson Bank Watch, Inc.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

     MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

     U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

     A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.


INVESTMENT RISKS

MANY FACTORS AFFECT THE FUND'S PERFORMANCE. The Fund's yield will change daily based on changes in interest rates and other market conditions. Although the Advisor manages the Fund to maintain a stable $1.00 share price, there is no guarantee that it will be successful. For example, a major increase in short-term interest rates or a decrease in the credit quality of the issuer of one of the Fund's investments could cause the Fund's share price to decrease. It is important to note that neither the Fund's share price nor its yield is guaranteed by the U.S. Government.

     The following factors may significantly affect the Fund's performance:

     INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry tend to be more sensitive to interest rate changes. Sometimes securities have new or novel features that are designed for specific market environments. If the structure of the security does not function as planned, the security could decline in value. Also, the behavior of these securities under various and changing market environments is not always well understood. Their values can decline unexpectedly.

     FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation, to interest rates and to economic downturns in the United States and abroad.

     ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions all can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

PORTFOLIO HOLDINGS

     A description of North Track's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in North Track's Statement of Additional Information and on North Track's website
(www.northtrackfunds.com).

                                   MANAGEMENT

INVESTMENT ADVISOR

     B.C. Ziegler and Company ("Ziegler" or the "Advisor") is the investment advisor for the Fund. Ziegler also serves as distributor, accounting/pricing agent, administrative servicing agent and shareholder servicing agent for the Fund. In addition to managing the Fund and the other North Track funds, Ziegler provides counseling services to retail and institutional clients to help them select investment advisors appropriate to manage their assets. In this capacity, Ziegler monitors and assesses the performance of numerous investment advisers and makes recommendations to its clients. As of December 31, 2004, Ziegler and its affiliates had approximately $2.8 billion of assets under discretionary management. Ziegler is a wholly-owned subsidiary of The Ziegler Companies, Inc., a financial services holding company. Ziegler's address is 250 East Wisconsin Avenue, Suite 2000, Milwaukee, Wisconsin 53202.

     Ziegler provides the Fund with overall investment advisory services and administrative services. For the year ended December 31, 2004, the Fund paid 0.20% of its average net assets in advisory fees.

                               PURCHASING SHARES

GENERAL INFORMATION

     This prospectus describes three classes of Retail Shares for the Cash Reserve Fund: Class X shares, Class B shares and Class C shares. Each class has its own sales charge and expense structure, as noted below.

     You may buy Class X shares through Ziegler and selected dealers. You also may purchase shares in connection with asset allocation programs, wrap free programs and other programs of services offered or administered by broker-dealers, investment advisors, financial institutions and certain other service providers, provided the programs meet certain standards established from time to time by Ziegler.

     North Track has established a Customer Identification Program as part of its anti-money laundering procedures pursuant to the USA PATRIOT Act. In order to comply with this law, we are required to obtain, verify and record certain identifying information about each person who opens an account. Such information includes your name, permanent street address, date of birth and social security number. Corporate accounts require additional information. We may also ask you to provide other identifying documentation. We reserve the right not to process any purchase or redemption orders until we can verify your identity.

     Class B and Class C shares of the Fund are each subject to a contingent deferred sales charge (though the charges vary) and a 1.00% Rule 12b-1 fee, each of which is described in more detail below. BECAUSE OF THIS HIGHER FEE STRUCTURE, IF YOU WISH TO PURCHASE AND HOLD RETAIL SHARES DIRECTLY, YOU SHOULD PURCHASE CLASS X SHARES RATHER THAN CLASS B OR CLASS C SHARES.

     The Fund offers its Class B and Class C shares primarily as a short-term investment alternative for shareholders who hold Class B or Class C shares of any of the other North Track mutual funds, but who wish temporarily to reduce their exposure to the stock market. Under uncertain or adverse market conditions, a shareholder may wish temporarily to exchange his or her Class B or Class C shares of any of the other North Track mutual funds for Class B or Class C shares of the Fund. Later, when the shareholder believes the equity markets are again more favorable, the shareholder may wish to exchange some or all of his or her Class B or Class C shares of the Fund back into Class B or Class C shares of any of the other North Track mutual funds. Alternatively, the shareholder may redeem his or her Class B or Class C shares of the Fund for cash, subject to the applicable contingent deferred sales charges as described below.

     The following table shows which Classes of shares are available for the Fund, and highlights some of the differences between the three Classes.


CLASS X SHARES            CLASS B SHARES           CLASS C SHARES
-----------------------   ----------------------   ---------------------
No front-end sales        No front-end sales       No front-end sales
charge                    charge                   charge

No contingent             Maximum 5.00%            1.00% contingent
deferred sales            contingent deferred      deferred sales
charge                    sales charge             charge (which is
                          (reducing each year      eliminated after you
                          you own your             own your shares for
                          shares, and going to     18 months)
                          zero after six years)

Lower annual              Higher annual            Higher annual
expenses, including       expenses, including      expenses, including
the 12b-1 fee             the 12b-1 fee            the 12b-1 fee
(0.15%), than Class B     (1.00%), than            (1.00%), than
or Class C shares         Class X shares           Class X shares
                          Automatic                No conversion to
                          conversion to            Class X shares,
                          Class X shares after     meaning that
                          eight years,             higher annual
                          reducing future          expenses continue
                          annual expenses          for as long as you
                                                   hold your Class C
                                                   shares

     PLEASE CONSULT YOUR BROKER-DEALER ADVISOR FOR ASSISTANCE IN DETERMINING THE CLASS OF SHARES YOU SHOULD BUY.

MINIMUM PURCHASE AMOUNTS

     The Fund has established minimum amounts that you must invest to open an account initially, and to add to the account at later times. These minimum investment amounts help the Fund control its operating expenses. The Fund incurs certain fixed costs with the opening and maintaining of every account and the acceptance of every additional investment, regardless of the amount of the investment involved. If the Fund accepted and maintained numerous small shareholder accounts and small additional investments, its operating expense ratio would increase and its total return would decline. The following table shows the minimum initial investment amounts and additional investment amounts currently in effect for the Fund for various types of investors.


                                                       MINIMUM
                                  MINIMUM INITIAL     ADDITIONAL
                                     INVESTMENT       INVESTMENT
TYPE OF INVESTOR                       AMOUNT         AMOUNT(1)
------------------------------   -----------------   -----------
All investors, except special
 investors listed below                $1,000            $50
IRAs, self-directed
 retirement accounts and
 custodial accounts under
 the Uniform Gifts/Transfers
 to Minors Act (see
 "Shareholder Services")               $  500            $50
Purchases through
 Systematic Purchase Plans
 (see "Shareholder Services
 - Systematic Purchase
 Plan")                                $   50            $50
Employer Sponsored
 Retirement Plans -- payroll
 deduction                             $   25            $25

-------------------------------
(1) There is no minimum additional investment requirement for purchases of shares of the Fund if the purchase is made in connection with (i) an exchange from another mutual fund within the North Track family of funds (see "Redeeming & Exchanging Shares -- Exchanging Shares") or (ii) a reinvestment of distributions received from another mutual fund within the North Track family of funds.


DISTRIBUTION AND DISTRIBUTION EXPENSES

     The Fund is authorized under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act to use a portion of its assets to finance certain activities relating to the distribution of its Retail Shares to investors and, with respect to Class B and Class C shares, the maintenance of shareholder accounts and the provision of other shareholder services. The maximum 12b-1 fees payable by the Fund under their respective plans are as follows: 0.15% of the Fund's average daily net assets per year attributable to Class X shares, and 1.00% of the Fund's average daily net assets per year attributable to each of the Class B and Class C shares. Because the Fund pays these fees on an ongoing basis out of the portion of its assets attributable to Retail Shares, over time these fees will increase the cost of your investment.


METHODS FOR PURCHASING SHARES

     If you purchase shares directly for cash, you must pay for your shares of the Fund in U.S. dollars and your check must be drawn on a U.S. bank. North Track will not accept cash or traveler's checks. If your check does not clear, we will cancel your purchase and you will be responsible for any losses and any applicable fees. If you buy shares by any type of check, wire transfer or automatic investment purchase, and soon thereafter you decide to redeem your shares, we may postpone making your redemption payment for 15 days from the date of purchase or until your check has cleared, whichever is earlier. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by North Track.

     You may purchase Class B and Class C shares of the Fund by obtaining and completing an Exchange Authorization Form available from the Distributor and delivering the completed form in person or by mail in accordance with the instructions below. Alternatively, you can complete an exchange through the telephone exchange privilege by following the instructions below, unless you have declined this option.

     BECAUSE OF THE CONTINGENT DEFERRED SALES CHARGE AND THE HIGHER RULE 12B-1 FEES THAT APPLY TO CLASS B AND CLASS C SHARES OF THE FUND AS OPPOSED TO ITS CLASS X SHARES, YOU SHOULD NOT PURCHASE CLASS B AND CLASS C SHARES DIRECTLY. The only exception may be in the situation where you purchase Class B or Class C shares of the Fund in exchange for Class B or Class C shares of any of the other North Track mutual funds, and you wish to continue dividend and capital gains distribution reinvestment plans and possibly automatic investment plans that you had in effect with respect to the Class B or Class C shares of the other North Track mutual fund(s) so exchanged.

     We consider your order for the purchase of shares to have been received when it is physically received by the Transfer Agent. The Fund pays each shareholder servicing agent a fee at the annual rate of 0.25% of the average net asset value of Retail Shares that investors purchase and hold through the agent. This fee compensates the shareholder servicing agent for the sub-accounting, sub-transfer agent and other shareholder services they provide to their clients on behalf of the Fund. This shareholder servicing agent fee reduces the annual transfer agent fees that the Fund would otherwise pay if the shareholder servicing agent's clients held their accounts directly with the Fund's Transfer Agent.

     If your purchase order is received prior to the close of trading on the New York Stock Exchange, we will invest it at the net asset value computed for the Fund on that day. If your order is received after the close of trading on the New York Stock Exchange, we will invest it at the net asset value determined for the Fund as of the close of trading on the New York Stock Exchange on the next business day.

     The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.


METHOD                       STEPS TO FOLLOW
==========================   ==========================================================================================
BY MAIL                      TO OPEN A NEW ACCOUNT

                             1. Complete the Account Application that
Mail to:                        accompanies this prospectus.
-------                      2. Make your check payable to: "North Track."
North Track                     Note: The amount of your purchase must meet
c/o PFPC Inc.                   the applicable minimum initial
P.O. Box 9796                   investment account. See "Purchasing Shares -
Providence, RI 02940-           Minimum Purchase Amounts."
9796                         3. Mail the completed Account Application
                                and your check.

                             TO ADD TO AN EXISTING ACCOUNT
Overnight Mail to:           1. Complete the Additional Investment form included
-----------------               with your account statement.
North Track                     Alternatively, you may write a note indicating your
c/o PFPC Inc.                   account number.
101 Sabin Street             2. Make your check payable to "North Track."
Pawtucket, RI 02860-1427     3. Mail the Additional Investment Form (or note)
                                and your check.
--------------------------------------------------------------------------------------------------------------------
AUTOMATICALLY                TO OPEN A NEW ACCOUNT
                                 Not Applicable.

                             TO ADD TO AN EXISTING ACCOUNT

                             USE ONE OF NORTH TRACK'S AUTOMATIC INVESTMENT PROGRAMS.
                             Sign up for these services when you open your account, or call 1-800-826-4600 for instructions on how to add them to your existing account.

                             SYSTEMATIC PURCHASE PLAN.
                             Make regular, systematic investments into your North Track account(s) from your bank checking account. See "Shareholder Services - Systematic Purchase Plan."

                             AUTOMATIC DIVIDEND REINVESTMENT.
                             Unless you choose otherwise, all of your dividends
                             and capital gain distributions automatically will
                             be reinvested in additional Fund shares. You also
                             may elect to have your dividends and capital gain
                             distributions automatically invested in shares of
                             another North Track mutual fund.
--------------------------------------------------------------------------------------------------------------------
TELEPHONE                    TO OPEN A NEW ACCOUNT BY EXCHANGE
1-800-826-4600               Call to establish a new account by exchanging funds from an existing North Track account. See "Exchanging Shares."

                             TO ADD TO AN EXISTING ACCOUNT BY EXCHANGE
                             Add to an account by exchanging funds from another North Track account. See
                             "Exchanging Shares."
--------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FIRM      TO OPEN A NEW ACCOUNT
                             You may open an account and purchase shares in a
                             Fund through a broker-dealer or other financial
                             service firm that may charge a transaction fee.
                             North Track may accept requests to purchase shares
                             into a broker-dealer street name account only from
                             the broker-dealer.

                             TO ADD TO AN EXISTING ACCOUNT
                             You may purchase additional shares in a Fund
                             through a broker-dealer or other financial services
                             firm that may charge a transaction fee. North Track
                             may accept requests to purchase additional shares
                             into a broker-dealer street name account only from
                             the broker-dealer.
--------------------------------------------------------------------------------------------------------------------

                                REDEEMING SHARES

GENERAL INFORMATION

     You may redeem shares as described below on any day North Track is open for business. The Fund redeems shares at net asset value subject, in the case of Class B and Class C shares, to a contingent deferred sales charge as described below. If your redemption order is received prior to the close of the New York Stock Exchange, the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the close of trading on the next New York Stock Exchange trading day.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

     Class B shares of the Fund are subject to a maximum 5.00% contingent deferred sales charge. This means that, if you redeem any of your Class B shares of the Fund for cash, you will pay a contingent deferred sales charge out of the redemption proceeds. The amount of the contingent deferred sales charge reduces over time and is eliminated after six years. No contingent deferred sales charge is imposed on any Class B shares that you acquire through the reinvestment of dividends and capital gains distributions paid by the Fund on your Class B shares.

     To reduce your costs, when you redeem Class B shares in the Fund, you will redeem either shares that are not subject to a contingent deferred sales charge (i.e., those purchased through the reinvestment of dividends and capital gains distributions), if any, or Class B shares with the lowest contingent deferred sales charge. We will waive the contingent deferred sales charge for redemptions of shares following the death or disability of a shareholder, for mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans, to meet certain retirement plan requirements, or for systematic withdrawal plans not to exceed 10% annually.

     The table below shows the contingent deferred sales charge applicable to Class B shares of the Fund based on how long you hold the shares before redeeming them. The amount of the contingent deferred sales charge is expressed as a percentage of the net asset value at the time of the redemption or at the time of your initial purchase of the Class B shares of the Fund being redeemed, whichever is less. If you acquired the Class B shares of the Fund that you are redeeming by exchanging Class B shares of any of the other North Track mutual funds, then for purposes of calculating the contingent deferred sales charge the initial net asset value of your shares will be the net amount you invested when you acquired the Class B shares of the other North Track mutual fund(s) so exchanged. The holding period for the Class B shares of the Fund that you are redeeming will be deemed to have started on the date you purchased the Class B shares of the other North Track mutual fund(s) so exchanged.


HOLDING PERIOD                              CONTINGENT DEFERRED SALES CHARGE
--------------                              --------------------------------
1 year or less                                            5.00%

More than 1 year, but less than 3 years                   4.00%

3 years, but less than 4 years                            3.00%

4 years, but less than 5 years                            2.00%

5 years, but less than 6 years                            1.00%

6 years or more(1)                                        None

-------------------------------
(1) Class B shares of the Fund convert to Class X shares of the Fund automatically after eight years from the date of initial purchase of the Class B shares of the other North Track mutual fund(s) exchanged in connection with the purchase of the Class B shares of the Fund.


CONTINGENT DEFERRED SALES CHARGE ON CLASS C SHARES

     Class C shares are subject to a contingent deferred sales charge if you redeem any of your Class C shares within 18 months after purchase. The amount of the contingent deferred sales charge is 1.00% of the net asset value of the shares measured as of the date of redemption or the date of purchase, whichever is less. No front-end or contingent deferred sales charge is imposed on any shares that you acquire through the reinvestment of dividends and capital gains distributions paid by the Fund on your Class C shares. If the Class C shares of the Fund that you redeem were previously acquired through an exchange of Class C shares of another North Track fund, then special rules for the contingent deferred sales charge will apply.

First, the applicable holding period will be considered as having started on the date you purchased the Class C shares of the other North Track fund that were exchanged for the Class C shares of the Fund you are redeeming. Second, the net asset value of the shares measured as of the date of purchase for purposes of determining the amount of the contingent deferred sales charge (if any) will be the net amount you invested in the Class C shares of the other North Track fund that were exchanged for the Class C shares of the Fund you are redeeming.

     To reduce your costs, when you redeem Class C shares, we will first redeem shares that are not subject to the contingent deferred sales charge (i.e., those held for more than 18 months or those purchased through the reinvestment of dividends and capital gains distributions), if any. We will waive the contingent deferred sales charge for redemptions of Class C shares following the death or disability of a shareholder, for mandatory or hardship distributions from retirement plans, IRAs and 403(b) plans, or to meet certain retirement plan requirements not to exceed 10% annually.

REDEMPTIONS

     The following table describes different ways that you may redeem your Retail Shares, and the steps you should follow.


METHOD                         STEPS TO FOLLOW
------                         ---------------
BY TELEPHONE                   You may use North Track's Telephone Redemption Privilege to redeem shares valued at up to $100,000, unless you have notified the
1-800-826-4600                 Transfer Agent of an address change within
                               the preceding 30 days. The Transfer Agent will
                               send redemption proceeds only to the shareholder
                               of record at the address shown on the Transfer
                               Agent's records. However, if you have provided
                               the Transfer Agent with a signature guarantee,
                               the Transfer Agent will wire redemption proceeds
                               to a pre-designated bank account.

                               Unless you indicate otherwise on your account application, the Transfer Agent may accept redemption instructions
                               received by telephone. The Telephone Redemption Privilege is not available for shares represented by stock certificates.
-------------------------------------------------------------------------------------------------------------------------
BY MAIL                        To redeem shares by mail, send the following
Mail to:                       information to the Transfer Agent:
-------
North Track                      o A written request for redemption signed by the registered
c/o PFPC Inc.                      owner(s) of the shares, exactly as the account is registered,
P.O. Box 9796                      together with the shareholder's account number;
Providence, RI 02940-9776
                                 o The stock certificates for the shares being redeemed, if any;
Overnight Mail to:
-----------------                o Any required signature guarantees (see
North Track                        "Other Information About Redemptions"
c/o PFPC Inc.                      below); and
101 Sabin Street
Pawtucket, RI 02860-1427         o Any additional documents which might be
                                   required for redemptions by corporations,
                                   executors, administrators, trustees, guardians,
                                   or other similar entities.

                               The Transfer Agent will redeem shares when it has
                               received all necessary documents. The Transfer
                               Agent will notify you promptly if it cannot accept
                               your redemption. The Transfer Agent cannot accept
                               redemption requests that specify a particular date for
                               redemption or which specify any special conditions.
-------------------------------------------------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN     You can set up an automatic systematic withdrawal
                               plan from any of your North Track accounts.
                               To establish the systematic withdrawal
                               plan, complete the appropriate section of the
                               Account Application or call, write or stop by
                               North Track and request a Systematic Withdrawal
                               Plan Application Form and complete, sign and
                               return the Form to North Track. See "Shareholder
                               Services - Systematic Withdrawal Plan."
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FIRMS       You also may redeem shares through broker-dealers,
                               financial advisory firms and other
                               financial institutions, which may charge a
                               commission or other transaction fee in connection
                               with the redemption.
-------------------------------------------------------------------------------------------------------------------------
CHECKWRITING (CLASS X          Upon request, you will be provided with checks to be drawn on the Fund ("Redemption
SHARES ONLY)                   Checks"). Redemption checks may be written for amounts up to $500,000. There is a $10 service fee for each check under $250. These
                               check writing privileges are available only for
                               Class X shares.

RECEIVING REDEMPTION PROCEEDS

     You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. Redemption proceeds are sent within seven days from the date of the order to redeem; however, the Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.


METHOD      STEPS TO FOLLOW
=========   ====================================================================
BY MAIL     The Transfer Agent mails checks for redemption proceeds after it receives the request and all necessary documents. There is no charge for this service.
--------------------------------------------------------------------------------
BY ACH      The Transfer Agent will process ACH redemptions to your bank account at your designated financial institution after receiving your redemption request and all necessary documents. There is no charge for ACH redemptions.
--------------------------------------------------------------------------------
BY WIRE     The Transfer Agent will wire redemption proceeds to your bank after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $12 wire charge from the redemption proceeds. This charge is subject to change.
            You will be responsible for any charges which your bank may make for receiving wires.


OTHER INFORMATION ABOUT REDEMPTIONS

TELEPHONE REDEMPTIONS. By accepting the Telephone Redemption Privilege, you authorize PFPC Inc., as transfer agent (the "Transfer Agent"), to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by accepting the Telephone Redemption Privilege. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If the Transfer Agent, North Track, or any of their employees fails to abide by these procedures, North Track may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, neither the Transfer Agent, North Track nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

SIGNATURE GUARANTEES. To protect you, the Transfer Agent and North Track from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. We require signature guarantees for:
(1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on North Track's records; (2) any redemptions by mail or telephone which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past 30 days; (4) requests to transfer the registration of shares to another owner; and (5) redemption requests for amounts over $100,000. North Track may waive these requirements in certain instances.

     The Transfer Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature. The Transfer Agent may require signature guarantees by NYSE Medallion Program participants.

CHECKWRITING (CLASS X SHARES ONLY). Checkwriting privileges are available only for Class X shares, not for Class B or Class C shares. When a redemption check is presented for payment, the Fund will redeem a sufficient number of full and fractional Class X shares in your account as of the next determined net asset value to cover the check. You will continue to earn income dividends until a redemption check is presented for payment. To use this method of redemption, you must complete and return the Account Information Form, which is available from North Track. Please do not attempt to use redemption checks to close your account. North Track may modify or terminate this privilege at any time. Redemption checks may not be available through agents other than Ziegler. In addition, any such agents that do make this privilege available may impose other fees and minimum balance requirements as a condition to checkwriting privileges. With the approval of the particular agent, minimum amount requirements for redemption checks may vary.

     Unless otherwise authorized on the Account Information Form, redemption checks must be signed by all account owners. If the Fund receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any redemption check. Class X shares purchased by check may not be redeemed via redemption check until 15 days after funds for those shares have been received. You may not use checkwriting to redeem shares held in certificated form.

     Your Agent or the Fund may refuse to honor redemption checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10 service fee per check will be charged if (a) a redemption check for less than $250 is presented for payment, (b) the amount of a redemption check presented for payment exceeds the value of the investor's account, (c) a redemption check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested.

     CLOSING SMALL ACCOUNTS. If your account in the Fund drops below $500 for three months or more, the Fund may redeem your shares and close your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more.

     SUSPENSION OF REDEMPTIONS. North Track may suspend the right to redeem shares of the Fund for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Fund to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the Fund's shareholders.

     REDEMPTIONS IN OTHER THAN CASH. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of North Track, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize the Fund to make redemption payments in securities or other property of the Fund. However, the Fund will redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. If the Fund delivers any securities to you as payment of a redemption, we will value the securities at the same price assigned to them in computing the Fund's net asset value per share. You would incur brokerage costs when you sell any securities that the Fund distributes to you in this fashion.

     MARKET TIMING. An excessive number of purchases and redemptions by a shareholder (market timing) may be disadvantageous to North Track and its shareholders. Frequent purchases and redemptions of shares of the Fund present such risks to Fund shareholders as dilution in the value of Fund shares held by long-term holders, interference with the efficient management of the Fund's portfolio, increased brokerage and administrative costs, and adverse tax consequences. To discourage such activity, North Track reserves the right to restrict further purchases by a shareholder who it believes is engaged in market timing. However, when purchases and sales are made through omnibus accounts maintained by broker-dealers and other intermediaries, North Track may not be able effectively to identify and restrict persons who engage in such activity.
     North Track has developed specific policies and procedures to discourage market timing transactions. Those policies and procedures include efforts to detect and identify market timers and to eliminate trading activity that is considered to be harmful to the Fund. North Track also prohibits more than four roundtrips in and out of any North Track fund during a calendar year.


                               EXCHANGING SHARES

GENERAL INFORMATION

     If you meet the minimum investment requirement applicable to the Fund, you may exchange Class X shares of the Fund for front-end load shares (Class A shares) of any other North Track mutual fund. You also may exchange Class B or Class C shares of the Fund for Class B or Class C shares (as the case may be) of any other North Track mutual fund. Before engaging in any exchange, you should obtain from North Track and read the current prospectus for the mutual fund into which you intend to exchange. Presently, North Track does not charge any fees for exchanges, but you may be subject to a sales charge. See "Sales Charges Applicable to Exchanges" below.

     Because an exchange of shares is considered a redemption of the shares of the North Track mutual fund FROM WHICH you are exchanging and a purchase of shares of the North Track mutual fund INTO WHICH you are exchanging, you must comply with all of the conditions on redemptions for the shares being exchanged and with all of the conditions on purchases for the shares you receive in the exchange. Moreover, for tax purposes, you will be considered to have sold the shares exchanged, and you will realize a gain or loss for federal income tax purposes on that sale.


SALES CHARGES APPLICABLE TO EXCHANGES

     CLASS X SHARES. If you are exchanging Class X shares of the Fund for Class A shares of another North Track mutual fund, the standard front-end sales charge applicable to purchases of Class A shares of the North Track mutual fund into which the exchange is being made (as disclosed in the then current prospectus for that North Track mutual fund) will be charged in connection with the exchange, less any front-end sales charge you previously paid with respect to the shares being exchanged, if any.

     CLASS B AND CLASS C SHARES. You will not pay a contingent deferred sales charge in connection with any exchange of Class B shares of one North Track mutual fund for Class B shares of any other North Track mutual fund or of the Class C shares of one North Track mutual fund for Class C shares of any other North Track mutual fund, including exchanges involving Class B or Class C shares of the Fund. However, the new Class B or Class C shares you receive in the exchange will remain subject to a contingent deferred sales charge based on the period of time for which you held the Class B or Class C shares you are exchanging and based on the net asset value of the Class B or Class C shares you are exchanging at the time you originally purchased those shares.


RULES AND REQUIREMENTS FOR EXCHANGES

     GENERAL. In order to effect an exchange on a particular business day, the Transfer Agent must receive your exchange order no later than the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time). North Track may amend, suspend or revoke this exchange privilege at any time, but will provide you with at least 60 days' prior notice of any change that adversely affects your rights under this exchange privilege.

     An excessive number of exchanges may be disadvantageous to North Track. North Track may terminate the exchange privilege of any shareholder who makes more than four exchanges in any calendar year or who North Track believes is engaged in market timing.

     The following additional rules and requirements apply to all exchanges:

     o The shares you receive in the exchange must be of the same class as the shares you are exchanging.

     o The account into which you wish to exchange must be identical to the account from which you are exchanging (meaning the account into which you are exchanging must be of the same type as the account from which you are exchanging, and the registered owner(s) of the account into which you are exchanging must have the same name(s), address and taxpayer identification or social security number as the registered owner(s) on the account from which you are exchanging).

     o The amount of your exchange must meet the minimum initial or minimum additional investment amount of the North Track mutual fund into which you are exchanging.

     o If the shares you are exchanging are represented by a share certificate, you must sign the certificate(s), have your signature guaranteed and return the certificate(s) with your Exchange Authorization Form.

METHODS FOR EXCHANGING SHARES

     Set forth below is a description of the different ways you can exchange shares of North Track mutual funds and procedures you should follow when doing so.

METHOD                        STEPS TO FOLLOW
===========================   ======================================================================================
BY MAIL                       Mail your exchange order to North Track.

Mail to:
North Track
c/o PFPC Inc.
P.O. Box 9796
Providence, RI 02940-9796     PLEASE NOTE: North Track must
                              receive your exchange order no later than 4:00
                              p.m. Eastern Time in order to effect an exchange
                              on that business day.
Overnight Mail to:
North Track
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
--------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                  You automatically receive telephone exchange privileges when you open your account.
1-800-826-4600                To decline the telephone exchange privilege, you must check the appropriate box on the Application Form when you open your account.

                              Call North Track at 1-800-826-4600 to order the desired exchange and, if required, to establish a new account for the North Track mutual fund into which you wish to exchange.

                              Telephone exchanges are not available if you have
                              certificated shares.
--------------------------------------------------------------------------------------------------------------------
FINANCIAL                     You may exchange shares through
SERVICES FIRMS                your broker-dealer or other financial services
                              firm, which may charge a transaction fee.

                              SHAREHOLDER SERVICES

     North Track offers a number of shareholder services designed to facilitate investment in Fund shares. Full details of each of the services, copies of the various plans described below and instructions as to how to participate in the various services or plans can be obtained by calling North Track at 1-800-826-4600.

     SYSTEMATIC PURCHASE PLAN. You may establish a Systematic Purchase Plan ("SPP") at any time with a minimum initial investment of $50 and minimum subsequent monthly investments of $50.

     By participating in the SPP, you may automatically make purchases of Fund shares on a regular, convenient basis. Under the SPP, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applies the amount to the purchase of North Track shares. You can implement the SPP with any financial institution that will accept the debits. There is no service fee for participating in the SPP. You can obtain an application and instructions on establishing the SPP from your registered representative, the Distributor or North Track.

     SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. You may establish a systematic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in the Fund (except no such minimum applies for distributions from an IRA). The minimum amount you may receive under a systematic withdrawal plan is $150 per month. The minimum investment that the Fund will accept while a withdrawal plan is in effect is $1,000. You may terminate your systematic withdrawal plan at any time by written notice to North Track or the Transfer Agent.

     TAX-SHELTERED RETIREMENT PLANS. You may purchase shares of the Fund through any of the following tax-sheltered plans: (1) Individual Retirement Accounts (including Coverdell Education Savings Accounts, Roth IRAs, Simplified Employee Pension Plan Accounts (SEP-IRAs) and Savings Incentive Match Plan for Employees Accounts (SIMPLE-IRAs)); (2) 401(k) plans; and (3) 403(b) plans for employees of most nonprofit organizations. You can obtain detailed information concerning these plans, prototype plans and related information from the Distributor. You should carefully review and consider the plans and related information with your tax or financial adviser.

                               OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

     The Fund sells its shares at their net asset value per share. We determine the net asset value per share daily by adding up the total value of the Fund's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Fund. For this purpose, the Fund values its securities at amortized cost in accordance with procedures set forth in Rule 2a-7 of the 1940 Act and policies and guidelines adopted by North Track's Board of Directors. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in the closing of the New York Stock Exchange (the "Exchange") or any other day when the Exchange is closed. The calculation is generally made as of 4:00 p.m. (Eastern Time) on each business day.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENT

     The Fund earns interest, dividends and other income from its investments and distributes this income (less expenses) to shareholders as dividends. The Fund may also realize capital gains from its investments and distribute these gains (less losses), if any, to shareholders as capital gains distributions. Distributions you receive from the Fund consist primarily of dividends. The Fund normally declares dividends daily and pays them monthly. Dividends may be taken in cash or additional shares at net asset value. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, the Fund automatically will reinvest your dividends in additional shares of the Fund.

     Capital gains distributions, if any, in the Fund will be declared annually and normally will be paid within 60 days after the end of the fiscal year.


TAX STATUS

     Distributions you receive from the Fund are subject to federal income tax and may also be subject to state or local taxes. The dividends that the Fund pays from its taxable net investment income and the distributions that the Fund makes from its net realized short-term capital gains generally will be taxable to you as ordinary income. This is true whether you elect to receive your dividends and distributions in cash or in additional shares of the Fund. The Fund does not expect that it will have any long-term capital gains and, thus, does not contemplate paying distributions that would be taxable to you as long-term capital gains.

     The Fund will mail statements to shareholders annually regarding the tax status of its dividends and distributions, if any. You should consult your own tax adviser to assess the consequences of investing in the Fund under tax laws applicable to you. In particular, because the Fund invests a significant portion of its assets from time to time in U.S. Government securities, you should ascertain the status under state and local laws of dividends that the Fund pays to you which represent interest that the Fund earns on its U.S. Government securities.

     Any taxable distributions you receive from the Fund will normally be taxable to you when you receive them, regardless of your distribution option. However, distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.

PRIVACY: A FUNDAMENTAL CONCERN

     At North Track we are committed to protecting your privacy. We understand that as a North Track investor you entrust not only your money to us, but also your personal and financial information. Because we respect your fundamental right to maintain the confidentiality of this information, we have created this Privacy Policy to assure you we make it a priority to protect your information.

WE DO NOT SELL CLIENT INFORMATION TO ANYONE.

     YOUR PERSONAL INFORMATION. When you purchase shares or inquire about a transaction with North Track, you typically provide us with certain personal information. This information may include:

     o Name and address
     o Social Security or taxpayer identification number
     o Beneficiary information
     o Bank account information
     o Investments at other institutions

     OUR COMMITMENT TO YOUR PRIVACY. We do not sell information about current or former clients or their accounts to unaffiliated third parties, nor do we disclose it to third parties unless necessary to complete transactions at your request or to service an account. For example, we may share information with companies that perform services on our behalf. One such service provider is the transfer agent for the Fund, PFPC Inc., which opens accounts, processes transactions and mails account statements. In addition, with express consent by the individual client, certain client financial information is forwarded to SAGE Scholars, Inc. in order to permit the client to accrue the benefits SAGE Scholars provides. We require that each such company agree to share or use your information only for those purposes for which they were hired. Also, we may provide information to auditors or regulators but only as required by law.

     In order to protect your personal information, North Track maintains physical, electronic and procedural safeguards, and limits access to your information to those authorized employees who need it in order to perform their jobs.

     If you have any questions regarding our privacy policy please feel free to call North Track at 800-826-4600.

                     DELIVERY OF DOCUMENTS TO SHAREHOLDERS

     "HOUSEHOLDING." North Track will deliver a single prospectus, annual or semi-annual report or other shareholder information (collectively, a "shareholder document") to persons who have a common address and who have effectively consented to such delivery. This form of delivery is referred to as "householding."

     ELECTRONIC DELIVERY. North Track is developing the means to deliver shareholder documents electronically to persons who have consented to such delivery and provide their e-mail addresses. North Track will deliver shareholder documents electronically by sending consenting persons an e-mail message informing them that the shareholder document has been posted and is available on North Track's website (www.northtrackfunds.com) and providing a hypertext link to the document. The electronic versions of the shareholder documents will be in PDF format and can be downloaded and printed using Adobe Acrobat.

     CONSENT. If you would like to assist North Track in controlling its printing and mailing costs, you may consent to householding and/or electronic delivery of shareholder documents by checking the appropriate boxes on the Account Application (accompanying this Prospectus) or by sending a note to that effect to North Track, c/o PFPC Inc., P.O. Box 9796, Providence, Rhode Island 02940-9796. For electronic delivery of shareholder documents, please make sure to include your e-mail address.

     You may revoke your consent to householding or electronic delivery of shareholder documents at any time by calling North Track at 1-800-826-4600 or by writing to North Track at the address provided above.

                      (This Page Intentionally Left Blank.)

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years, plus the 10 months ended October 31, 2004. In 2004, the Fund changed its fiscal year end to October 31 from December 31. Certain information reflects financial results for a single Retail Share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 2002 and 2003 and for the 10 months ended October 31, 2004 have been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Annual Report to Shareholders. The Annual Report is available upon request. The financial highlights for periods prior to the year ended December 31, 2002 were audited by Arthur Andersen LLP which has ceased operations.


                                                                                                                Distributions
                                            Net Asset                 Net Realized                  Dividends      from Net
                                              Value,        Net      and Unrealized   Total from    from Net       Realized
                                            Beginning   Investment   Gains (Losses)   Investment   Investment   Capital Gains
                                            of Period     Income     on Investments   Operations     Income     on Investments
                                           ----------- ------------ ---------------- ------------ ------------ ---------------
CLASS X SHARES
For the ten months ended October 31, 2004    $ 1.00         .00(e)         .00(e)         .00(e)       .00(e)         --
For the year ended December 31, 2003         $ 1.00         .00(e)          --            .00(e)       .00(e)         --
For the year ended December 31, 2002         $ 1.00         .01             --            .01         (.01)           --
For the year ended December 31, 2001         $ 1.00         .03             --            .03         (.03)           --
For the year ended December 31, 2000         $ 1.00         .06             --            .06         (.06)           --
For the year ended December 31, 1999         $ 1.00         .04             --            .04         (.04)           --

CLASS B SHARES
For the ten months ended October 31, 2004    $ 1.00         .00(e)         .00(e)         .00(e)       .00(e)         --
For the year ended December 31, 2003         $ 1.00         .00(e)          --            .00(e)       .00(e)         --
For the year ended December 31, 2002         $ 1.00         .01             --            .01         (.01)           --
For the year ended December 31, 2001         $ 1.00         .03             --            .03         (.03)           --
For the year ended December 31, 2000         $ 1.00         .05             --            .05         (.05)           --
For the period from December 15, 1999
 (commencement of operations) through
 December 31, 1999                           $ 1.00         .00(e)          --            .00(e)       .00(e)         --

CLASS C SHARES
For the ten months ended October 31, 2004    $ 1.00         .00(e)         .00(e)         .00(e)       .00(e)         --
For the period from May 1, 2003
 (commencement of operations) through
 December 31, 2003                           $ 1.00         .00(e)          --            .00(e)       .00(e)         --

---------------
(a) Excludes sales charge.

(b) Annualized.

(c) Not annualized.

(d) After expenses reimbursement from the distributor, where applicable.

(e) Number rounds to less than one cent.

 Distributions
  in Excess of
  Net Realized                    Net Asset
    Capital          Total       Value, End       Total
     Gains       Distributions    of Period     Return(a)
--------------- --------------- ------------ --------------


      --               .00(e)      $ 1.00          .30%(c)
      --               .00(e)      $ 1.00          .34%
      --              (.01)        $ 1.00         1.09%
      --              (.03)        $ 1.00         3.37%
      --              (.06)        $ 1.00         5.64%
      --              (.04)        $ 1.00         4.35%

      --               .00(e)      $ 1.00          .09%(c)
      --               .00(e)      $ 1.00          .10%
      --              (.01)        $ 1.00          .47%
      --              (.03)        $ 1.00         2.75%
      --              (.05)        $ 1.00         5.05%(c)


      --               .00(e)      $ 1.00          .15%(c)

      --               .00(e)      $ 1.00          .09%(c)


      --               .00(e)      $ 1.00          .08%(c)




                                                                    Ratio of Net
                                                     Ratio of        Investment
                                  Ratio of Net       Expenses      Income (Loss)
                    Ratio of       Investment       (prior to        (prior to
  Net Assets,     Net Expenses      Income to    reimbursements) reimbursements)
     End of        to Average      Average Net      to Average      to Average
 Period (000s)   Net Assets (d)    Assets (d)       Net Assets      Net Assets
--------------- ---------------- -------------- ----------------- --------------


    $134,216           .94%(b)         .35%(b)          .94%(b)         .35%(b)
    $142,541           .90%            .34%             .90%            .34%
    $136,663           .92%           1.06%             .92%           1.06%
    $142,125           .96%           3.23%             .96%           3.23%
    $113,595           .80%           5.50%             .80%           5.50%
    $136,998           .90%           4.26%             .93%           4.23%

    $  3,306          1.18%(b)         .11%(b)         1.56%(b)        (.27)%(b)
    $  3,974          1.16%            .10%            1.53%           (.27)%
    $  7,521          1.52%            .45%            1.54%            .43%
    $  6,674          1.60%           2.40%            1.60%           2.40%
    $  3,332          1.40%(b)        4.94%(b)         1.40%(b)        4.94%(b)


    $    117          1.39%(b)        3.47%(b)         1.39%(b)        3.47%(b)

    $    138          1.15%(b)         .11%(b)         1.56%(b)        (.30)%(b)


    $    129          1.01%(b)         .10%(b)         1.51%(b)        (.40)%(b)


---------------
(a) Excludes sales charge.

(b) Annualized.

(c) Not annualized.

(d) After expenses reimbursement from the distributor, where applicable.

(e) Number rounds to less than one cent.

If you have any questions about the Fund or would like more information, including a free copy of the Fund's Statement of Additional Information ("SAI"), or its Annual or Semi-Annual Reports, you may call or write North Track at:


NORTH TRACK FUNDS, INC.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
1-800-826-4600


The SAI, which contains more information about the Fund, has been filed with the Securities and Exchange Commission ("SEC"), and is legally a part of this prospectus. The Annual and Semi-Annual reports, also filed with the SEC, discuss market conditions and investment strategies that affected the Fund's performance during the prior fiscal year and six-month period, respectively.


The SAI and Annual and Semi-Annual Reports are available, free of charge, on North Track's website (http://www.northtrackfunds.com), or you can view these documents, along with other related documents, on the SEC's Internet website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, for a duplicating fee, by electronic request to E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Investment Company Act File No. 811-4401.


--------------------------------------------------------------------------------

NORTH TRACK FUNDS, INC.



1-800-826-4600


250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202


INVESTMENT ADVISOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202


DISTRIBUTOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202


ACCOUNTING/PRICING AGENT
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406


CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111


COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
180 North Stetson Avenue
Chicago, Illinois 60601

                                                                     Rule 497(c)
                                                          Registration No. 33-12
                                                      1940 Act File No. 811-4401



                             NORTH TRACK FUNDS, INC.
                                CASH RESERVE FUND


                   CLASS Y COMMON STOCK (INSTITUTIONAL SHARES)

     The Cash Reserve Fund (the "Fund") is a mutual fund series of North Track Funds, Inc. ("North Track"). The Fund, a money market fund, seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. The Fund invests primarily in domestic money market securities with a weighted average maturity of 90 days or less. The longest maturity will be 397 days. B.C. Ziegler and Company (the "Advisor") is the Fund's investment advisor.


     The Fund offers four classes of shares, Class X Common Stock, Class B Common Stock and Class C Common Stock (the "Retail Shares") and Class Y Common Stock (the "Institutional Shares"). This Prospectus discusses only the Institutional Shares. The Fund's Retail Shares are offered by a separate prospectus.


     This Prospectus has information you should know before you decide to purchase Institutional Shares of the Fund. Please read it carefully and keep it with your investment records. There is a table of contents which allows you to quickly find information about investment strategies, buying and selling shares and other information about the Fund.


     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. If anyone tells you otherwise, they are committing a crime.


The date of this Prospectus is March 1, 2005.

                                 QUICK REFERENCE

INVESTMENTS, RISKS AND PERFORMANCE SUMMARY:
  Investment objectives and risks associated with the Fund .............   1
  Performance information ..............................................   1
  Fees and expenses ....................................................   1

MANAGEMENT:
  Investment Advisor ...................................................   5

ACCOUNT INFORMATION, SHAREHOLDER SERVICES AND HOW TO BUY OR SELL SHARES:
  How to buy Fund shares (including sales charges and
    combined purchase programs) ........................................   5
  How to redeem Fund shares ............................................   6

                              RISK/RETURN SUMMARY

     INVESTMENT OBJECTIVE. The Cash Reserve Fund seeks to provide investors with a high a level of current income consistent with the stability of principal and the maintenance of liquidity.

     PRINCIPAL INVESTMENT STRATEGIES. The Advisor's principal investment strategies include:

     o Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements.

     o Investing more than 25% of total assets in the financial services sector.

     o Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

     PRINCIPAL INVESTMENT RISKS. The Fund is subject to the following principal investment risks:

     o INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

     o FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative effect on issuers in the financial services sector. The Fund concentrates its investments in this sector.

     o ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer, the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

     An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

     PERFORMANCE INFORMATION. The bar chart and table below set forth performance information regarding Institutional Shares of the Fund, which provide some indication of the risks of investing in the Fund. You should bear in mind that past performance is not an indication of future results.

     The bar chart demonstrates the variability of the annual total returns of the Fund for the calendar years indicated. In 1997, the Advisor made capital contributions to the Fund to offset certain capital losses. The Advisor also waived fees and/or reimbursed expenses to the Fund for certain years. Without those contributions, waivers and reimbursements, the returns for those years would have been lower.


                           YEAR-BY-YEAR TOTAL RETURN


                                   [BAR CHART]


  5.19%    5.21%    5.15%    4.67%    6.01%    3.78%    1.49%    0.72%    0.86%
--------------------------------------------------------------------------------
  1996     1997     1998     1999     2000     2001     2002     2003     2004


--------------------------------------------------------------------------------
HIGHEST QUARTERLY RETURN:                               LOWEST QUARTERLY RETURN:
1.56%, 3rd Quarter 2000                                  0.14%, 2nd Quarter 2004
--------------------------------------------------------------------------------



     The table below shows the average annual total returns on the Fund's Institutional Shares for the periods presented:


             AVERAGE ANNUAL TOTAL RETURNS
       (FOR THE PERIODS ENDED DECEMBER 31, 2004)
-------------------------------------------------------
  ONE YEAR      FIVE YEARS     SINCE INCEPTION (1/1/96)
------------   ------------   -------------------------
      0.86%         2.55%                3.65%


     The seven-day yield on the Fund's Institutional Shares as of December 31, 2004 was 1.62%. For current yield information, please call 1-800-826-4600.


     FEES AND EXPENSES. You should carefully consider fees and expenses when choosing a money market fund. As a shareholder, you pay the costs of operating a fund, plus any transaction costs associated with buying, selling and exchanging shares.

     Annual fund operating expenses are expenses that a money market fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services and other activities of the money market fund. Money market funds pay annual operating expenses out of their assets. Therefore, operating expenses reduce your total return.

     The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Institutional Shares of the Fund.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Sales Charge (Load) Imposed on Purchases
 and Reinvested Distributions               None
Redemption Fee(1)                           None
Exchange Fee                                None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
Management Fees                             0.20%
Distribution (12b-1) Fees                   None
Other Expenses                              0.36%
                                            ----
Annual Fund Operating Expenses              0.56%
                                            ====

-------------------------------
(1) We charge investors a wire redemption fee, which is currently $12 per wire. Also, there is a $10 service fee for redemptions of less than $250 made by check.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that
     o You invest $10,000 for the periods shown;

     o Your investment has a 5% return each year;

     o The Fund's operating expenses remain the same.

     Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
 $  57        $179        $313        $701

     If you wish to review historical financial information about the Fund, please refer to the section of this Prospectus captioned "Financial Highlights."

                      INVESTMENT OBJECTIVES AND STRATEGIES

INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income consistent with the stability of principal and the maintenance of liquidity.

INVESTMENT STRATEGIES. To achieve its investment objective, the Fund invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; certificates of deposit; time deposits; bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks; repurchase agreements; high quality domestic commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Fund may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States.

     The Fund reserves the right to concentrate its investments (i.e., invest more than 25% of its total assets) in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in obligations of domestic branches of domestic banks.

     In buying and selling securities for the Fund, the Advisor complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the Fund's investments. The Advisor stresses maintaining a stable $1.00 share price, as well as liquidity and income.

     The Board of Directors of North Track has established minimum credit standards governing the securities that the Fund may purchase. Among other requirements, the Fund's securities must be rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (unless the instrument is rated by only one such rating agency, in which case a single rating is sufficient) or, if unrated, determined by the Advisor to be of comparable quality under the Board of Directors' guidelines and procedures. The Fund will invest at least 95% of its total assets in securities rated in the highest category or, if unrated, determined by the Advisor to be of comparable quality. The rating organizations that rate the money market instruments in which the Fund may invest include Moody's Investors Service, Inc., Standard & Poor's, Duff & Phelps, Fitch Ratings, and Thomson Bank Watch, Inc.


DESCRIPTION OF PRINCIPAL SECURITY TYPES

     MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

     U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

     A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.


INVESTMENT RISKS

     MANY FACTORS AFFECT THE FUND'S PERFORMANCE. The Fund's yield will change daily based on changes in interest rates and other market conditions. Although the Advisor manages the Fund to maintain a stable $1.00 share price, there is no guarantee that it will be successful. For example, a major increase in short-term interest rates or a decrease in the credit quality of the issuer of one of the Fund's investments could cause the Fund's share price to decrease. It is important to note that neither the Fund's share price nor its yield is guaranteed by the U.S. Government.

     The following factors may significantly affect the Fund's performance:

     INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry tend to be more sensitive to interest rate changes. Sometimes securities have new or novel features that are designed for specific market environments. If the structure of the security does not function as planned, the security could decline in value. Also, the behavior of these securities under various and changing market environments is not always well understood. Their values can decline unexpectedly.

     FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation, to interest rates and to economic downturns in the United States and abroad.

     ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions all can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

PORTFOLIO HOLDINGS
     A description of North Track's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in North Track's Statement of Additional Information and on North Track's website
(www.northtrackfunds.com).

                                   MANAGEMENT

INVESTMENT ADVISOR

     B.C. Ziegler and Company ("Ziegler" or the "Advisor") is the investment advisor for the Fund. Ziegler also serves as distributor, accounting/pricing agent and administrative servicing agent for the Fund. In addition to managing the Fund and the other North Track funds, Ziegler provides counseling services to retail and institutional clients to help them select investment advisors appropriate to manage their assets. In this capacity, Ziegler monitors and assesses the performance of numerous investment advisers and makes recommendations to its clients. As of December 31, 2004, Ziegler and its affiliates had approximately $2.8 billion of assets under discretionary management. Ziegler is a wholly-owned subsidiary of The Ziegler Companies, Inc., a financial services holding company. Ziegler's address is 250 East Wisconsin Avenue, Suite 2000, Milwaukee, Wisconsin 53202.

     Ziegler provides the Fund with overall investment advisory services and administrative services. For the year ended December 31, 2004, the Fund paid 0.20% of its average net assets in advisory fees.

                               PURCHASING SHARES

GENERAL INFORMATION

     You may buy Institutional Shares through Ziegler and selected dealers. You also may purchase shares in connection with asset allocation programs, wrap free programs and other programs of services offered or administered by broker-dealers, investment advisors, financial institutions and certain other service providers, provided the programs meet certain standards established from time to time by Ziegler.

     North Track has established a Customer Identification Program as part of its anti-money laundering procedures pursuant to the USA PATRIOT Act. In order to comply with this law, we are required to obtain, verify and record certain identifying information about each person who opens an account. Such information includes your name, permanent street address, date of birth and social security number. Corporate accounts require additional information. We may also ask you to provide other identifying documentation. We reserve the right not to process any purchase or redemption orders until we can verify your identity.

MINIMUM PURCHASE AMOUNTS

     The Fund has established minimum amounts that you must invest to open an account initially, and to add to the account at later times. These minimum investment amounts help the Fund control its operating expenses. The Fund incurs certain fixed costs with the opening and maintaining of every account and the acceptance of every additional investment, regardless of the amount of the investment involved. If the Fund accepted and maintained numerous small shareholder accounts and small additional investments, its operating expense ratio would increase and its total return would decline. The table below shows the minimum initial investment amounts and additional investment amounts currently in effect for the Fund for Institutional Shares:


                                                  MINIMUM
                             MINIMUM INITIAL     ADDITIONAL
                                INVESTMENT       INVESTMENT
TYPE OF INVESTOR                  AMOUNT           AMOUNT
-------------------------   -----------------   -----------
Institutional Investors          $50,000            $100


METHODS FOR PURCHASING SHARES

     You must pay for shares of the Fund in U.S. dollars and your check must be drawn on a U.S. bank. North Track will not accept cash or traveler's checks. If your check does not clear, we will cancel your purchase and you will be responsible for any losses and any applicable fees. If you buy shares by any type of check, wire transfer or automatic investment purchase, and soon thereafter you decide to redeem your shares, we may postpone making your redemption payment for 15 days from the date of purchase or until your check has cleared, whichever is earlier. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by North Track.

     We consider your order for the purchase of shares to have been received when it is physically received by the Transfer Agent. If your purchase order is received prior to 12:00 p.m. (Eastern Time), we will invest it at the net asset value computed for the Fund on that day. If your order is received after 12:00 p.m. (Eastern Time), we will invest it at the net asset value determined for the Fund the next business day.

     The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.


METHOD                     STEPS TO FOLLOW
------                     ---------------
BY MAIL                      TO OPEN A NEW ACCOUNT

                             1. Complete the Account Application that
Mail to:                        accompanies this prospectus.
-------
North Track                  2. Make your check payable to: "North Track."
c/o PFPC Inc.                   Note: The amount of your purchase must meet
P.O. Box 9796                   the applicable minimum initial
Providence, RI 02940-           investment account. See "Purchasing Shares -
9796                            Minimum Purchase Amounts."

                             3. Mail the completed Account Application
                                and your check.

                             TO ADD TO AN EXISTING ACCOUNT
Overnight Mail to:
-----------------            1. Complete the Additional Investment form included
North Track                     with your account statement.
c/o PFPC Inc.                   Alternatively, you may write a note indicating your
101 Sabin Street                account number.
Pawtucket, RI 02860-1427
                             2. Make your check payable to "North Track."

                             3. Mail the Additional Investment Form (or note)
                                and your check.

WIRE                         TO OPEN A NEW ACCOUNT
                             Not Applicable

                             TO ADD TO AN EXISTING ACCOUNT
                             You may purchase shares by wire provided you advise
                             North Track in advance. Wire funds to PNC Bank,
                             Pittsburgh, PA, ABA 031000053, c/o North Track Funds a/c 8606905572.

                             Wire purchase instructions must include the name of the Fund, the Class of Shares, the name on your account and your account number.



REDEEMING SHARES


GENERAL INFORMATION

     You may redeem shares as described below on any day North Track is open for business. We redeem shares at net asset value. If your redemption order is received prior to 12:00 p.m. (Eastern Time), the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the next business day.

REDEMPTIONS

     The following table describes different ways that you may redeem your shares, and the steps you should follow.


METHOD                       STEPS TO FOLLOW
------                       ---------------
BY TELEPHONE                 You may use North Track's Telephone Redemption Privilege to redeem shares valued up to $100,000,
1-800-826-4600               unless you have notified the Transfer Agent of an address change within the preceding 30 days. The
                             Transfer Agent will send redemption proceeds only to the shareholder of record at the address shown on the Transfer Agent's records. However, if you have provided the Transfer Agent with a signature guarantee, the Transfer Agent will wire redemption proceeds to a predesignated bank account.

                             Unless you indicate otherwise on your account application, the Transfer Agent may accept redemption instructions received by telephone. The Telephone Redemption Privilege is not available for shares represented by stock certificates.

BY MAIL                      To redeem shares by mail, send the following

Mail to:                     information to the Transfer Agent:
-------
North Track                    o A written request for redemption signed
c/o PFPC Inc.                    by the registered owner(s) of the shares,
P.O. Box 9796                    exactly as the account is registered,
Providence, RI 02940-9796        together with the shareholder's account number;

Overnight Mail to:             o The stock certificates for the shares
-----------------                being redeemed, if any;
North Track
c/o PFPC Inc.                  o Any required signature guarantees (see
101 Sabin Street                 "Other Information About Redemptions"
Pawtucket, RI 02860-1427         below); and

                               o Any additional documents which might be required
                                 for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

                             The Transfer Agent will redeem shares when it has received all necessary documents. The
                             Transfer Agent will notify you promptly if it cannot accept your redemption. The Transfer
                             Agent cannot accept redemption requests that specify a particular date for redemption or which specify any special conditions.

CHECKWRITING                 Upon request, you will be provided with checks to
                             be drawn on the Fund ("Redemption Checks").
                             Redemption checks may be written for amounts up to
                             $500,000. There is a $10 service fee for each check
                             under $250.

RECEIVING REDEMPTION PROCEEDS

     You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. Redemption proceeds are sent written seven days from the date of the order to redeem; however, the Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.


METHOD      STEPS TO FOLLOW
------      ---------------
BY MAIL     The Transfer Agent mails checks for redemption proceeds after it receives the request and all necessary documents. There is no charge for this service.

BY ACH      The Transfer Agent will process ACH redemptions to your bank account at your designated financial institution after receiving your redemption request and all necessary documents. There is no charge for ACH redemptions.

BY WIRE The Transfer Agent will wire redemption proceeds to your bank after receiving the redemption request and all necessary documents.
            The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $12 wire charge from the redemption proceeds. This charge is subject to change. You will be responsible for any charges which your bank may make for receiving wires.

OTHER INFORMATION ABOUT REDEMPTIONS

     TELEPHONE REDEMPTIONS. By accepting the Telephone Redemption Privilege, you authorize PFPC Inc., as transfer agent (the "Transfer Agent"), to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by accepting the Telephone Redemption Privilege. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If the Transfer Agent, North Track, or any of their employees fails to abide by these procedures, North Track may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, neither the Transfer Agent, North Track nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

     SIGNATURE GUARANTEES. To protect you, the Transfer Agent and North Track from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. We require signature guarantees for:
(1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on North Track's records; (2) any redemptions by mail or telephone which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past 30 days; (4) requests to transfer the registration of shares to another owner; and (5) redemption requests for amounts over $100,000. North Track may waive these requirements in certain instances.

     The Transfer Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature. The Transfer Agent may require signature guarantees by NYSE Medallion Program participants.

     CHECKWRITING. When a redemption check is presented for payment, the Fund will redeem a sufficient number of full and fractional shares in your account as of the next determined net asset value to cover the check. You will continue to earn income dividends until a redemption check is presented for payment. To use this method of redemption, you must complete and return the Account Information Form, which is available from North Track. Please do not attempt to use redemption checks to close your account. North Track may modify or terminate this privilege at any time.

     Unless otherwise authorized on the Account Information Form, redemption checks must be signed by all account owners. If the Fund receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any redemption check. Shares purchased by check may not be redeemed via redemption check until 15 days after funds for those shares have been received. You may not use checkwriting to redeem shares held in certificated form.

     The Fund may refuse to honor redemption checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10 service fee per check will be charged if (a) a redemption check for less than $250 is presented for payment, (b) the amount of a redemption check presented for payment exceeds the value of the investor's account, (c) a redemption check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested.

     CLOSING SMALL ACCOUNTS. If you opened an account in the Prospect Hill Prime Money Market Fund prior to May 1, 1995 and transferred to the Fund in the Reorganization and, due to redemption, your account drops below $500 for three months or more, the Fund may redeem your shares and close your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more. If your account was opened after May 1, 1995 and your account balance drops below $25,000 for three months or more, the Fund may redeem your shares and close your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $50,000 or more.

     SUSPENSION OF REDEMPTIONS. North Track may suspend the right to redeem shares of the Fund for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Fund to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the Fund's shareholders.

     REDEMPTIONS IN OTHER THAN CASH. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of North Track, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize the Fund to make redemption payments in securities or other property of the Fund. However, the Fund will redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. If the Fund delivers any securities to you as payment of a redemption, we will value the securities at the same price assigned to them in computing the Fund's net asset value per share. You would incur brokerage costs when you sell any securities that the Fund distributes to you in this fashion.

     MARKET TIMING. An excessive number of purchases and redemptions by a shareholder (market timing) may be disadvantageous to North Track and its shareholders. Frequent purchases and redemptions of shares of the Fund present such risks to Fund shareholders as dilution in the value of Fund shares held by long-term holders, interference with the efficient management of the Fund's portfolio, increased brokerage and administrative costs, and adverse tax consequences. To discourage such activity, North Track reserves the right to restrict further purchases by a shareholder who it believes is engaged in market timing. However, when purchases and sales are made through omnibus accounts maintained by broker-dealers and other intermediaries, North Track may not be able effectively to identify and restrict persons who engage in such activity.

     North Track has developed specific policies and procedures to discourage market timing transactions. Those policies and procedures include efforts to detect and identify market timers and to eliminate trading activity that is considered to be harmful to the Fund. North Track also prohibits more than four roundtrips in and out of any North Track fund during a calendar year.


                               OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

     The Fund sells its shares at their net asset value per share. We determine the net asset value per share daily by adding up the total value of the Fund's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Fund. For this purpose, the Fund values its securities at amortized cost in accordance with procedures set forth in Rule 2a-7 of the 1940 Act and policies and guidelines adopted by North Track's Board of Directors. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in the closing of the New York

Stock Exchange (the "Exchange") or any other day when the Exchange is closed. The calculation is generally made as of 4:00 p.m. (Eastern Time) on each business day.


DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS

     The Fund earns interest, dividends and other income from its investments and distributes this income (less expenses) to shareholders as dividends. The Fund may also realize capital gains from its investments and distribute these gains (less losses), if any, to shareholders as capital gains distributions. Distributions you receive from the Fund consist primarily of dividends. The Fund normally declares dividends daily and pays them monthly. Dividends may be taken in cash or additional shares at net asset value. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, the Fund automatically will reinvest your dividends in additional shares of the Fund.

     Capital gains distributions, if any, in the Fund will be declared annually and normally will be paid within 60 days after the end of the fiscal year.


TAX STATUS

     Distributions you receive from the Fund are subject to federal income tax and may also be subject to state or local taxes. The dividends that the Fund pays from its taxable net investment income and the distributions that the Fund makes from its net realized short-term capital gains generally will be taxable to you as ordinary income. This is true whether you elect to receive your dividends and distributions in cash or in additional shares of the Fund. The Fund does not expect that it will have any long-term capital gains and, thus, does not contemplate paying distributions that would be taxable to you as long-term capital gains.

     The Fund will mail statements to shareholders annually regarding the tax status of its dividends and distributions, if any. You should consult your own tax adviser to assess the consequences of investing in the Fund under tax laws applicable to you. In particular, because the Fund invests a significant portion of its assets from time to time in U.S. Government securities, you should ascertain the status under state and local laws of dividends that the Fund pays to you which represent interest that the Fund earns on its U.S. Government securities.

     Any taxable distributions you receive from the Fund will normally be taxable to you when you receive them, regardless of your distribution option. However, distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.


PRIVACY: A FUNDAMENTAL CONCERN

     At North Track we are committed to protecting your privacy. We understand that as a North Track investor you entrust not only your money to us, but also your personal and financial information. Because we respect your fundamental right to maintain the confidentiality of this information, we have created this Privacy Policy to assure you we make it a priority to protect your information.

WE DO NOT SELL CLIENT INFORMATION TO ANYONE.

     YOUR PERSONAL INFORMATION. When you purchase shares or inquire about a transaction with North Track, you typically provide us with certain personal information. This information may include:

     o Name and address
     o Social Security or taxpayer identification number
     o Beneficiary information
     o Bank account information
     o Investments at other institutions

     OUR COMMITMENT TO YOUR PRIVACY. We do not sell information about current or former clients or their accounts to unaffiliated third parties, nor do we disclose it to third parties unless necessary to complete transactions at your request or to service an account. For example, we may share information with companies that perform services on our behalf. One such service provider is the transfer agent for the Fund, PFPC Inc., which opens accounts, processes transactions and mails account statements. In addition, with express consent by the individual client, certain client financial information is forwarded to

SAGE Scholars, Inc. in order to permit the client to accrue the benefits SAGE Scholars provides. We require that each such company agree to share or use your information only for those purposes for which they were hired. Also, we may provide information to auditors or regulators but only as required by law.

     In order to protect your personal information, North Track maintains physical, electronic and procedural safeguards, and limits access to your information to those authorized employees who need it in order to perform their jobs.

     If you have any questions regarding our privacy policy please feel free to call North Track at 800-826-4600.

                     DELIVERY OF DOCUMENTS TO SHAREHOLDERS

     "HOUSEHOLDING." North Track will deliver a single prospectus, annual or semi-annual report or other shareholder information (collectively, a "shareholder document") to persons who have a common address and who have effectively consented to such delivery. This form of delivery is referred to as "householding."

     ELECTRONIC DELIVERY. North Track is developing the means to deliver shareholder documents electronically to persons who have consented to such delivery and provide their e-mail addresses. North Track will deliver shareholder documents electronically by sending consenting persons an e-mail message informing them that the shareholder document has been posted and is available on North Track's website (www.northtrackfunds.com) and providing a hypertext link to the document. The electronic versions of the shareholder documents will be in PDF format and can be downloaded and printed using Adobe Acrobat.

     CONSENT. If you would like to assist North Track in controlling its printing and mailing costs, you may consent to householding and/or electronic delivery of shareholder documents by checking the appropriate boxes on the Account Application (accompanying this Prospectus) or by sending a note to that effect to North Track, c/o PFPC Inc., P.O. Box 9796, Providence, Rhode Island 02940-9796. For electronic delivery of shareholder documents, please make sure to include your e-mail address.

     You may revoke your consent to householding or electronic delivery of shareholder documents at any time by calling North Track at 1-800-826-4600 or by writing to North Track at the address provided above.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years, plus the 10 months ended October 31, 2004. In 2004, the Fund changed its fiscal year-end to October 31, from December 31. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended December 31, 2002 and 2003 and for the 10 months ended October 31, 2004 have been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Annual Report to Shareholders. The Annual Report is available upon request. The financial highlights for periods prior to the year ended December 31, 2002 were audited by Arthur Andersen LLP which has ceased operations.


                                                                                                                  Distributions
                                              Net Asset                 Net Realized                  Dividends      from Net
                                                Value,        Net      and Unrealized   Total from    from Net       Realized
                                              Beginning   Investment   Gains (Losses)   Investment   Investment   Capital Gains
                                              of Period     Income     on Investments   Operations     Income     on Investments
                                             ----------- ------------ ---------------- ------------ ------------ ---------------
CLASS Y SHARES
For the ten months ended October 31, 2004         1.00        .01            .00(e)         .01         (.01)          --
For the year ended December 31, 2003              1.00        .01             --            .01         (.01)          --
For the year ended December 31, 2002              1.00        .01             --            .01         (.01)          --
For the year ended December 31, 2001              1.00        .04             --            .04         (.04)          --
For the year ended December 31, 2000              1.00        .06             --            .06         (.06)          --
For the year ended December 31, 1999              1.00        .05             --            .05         (.05)          --

---------------
(a) Excludes sales charge.

(b) Annualized.

(c) Not annualized.

(d) After expense reimbursement from the distributor, where applicable.

(e) Number rounds to less than one cent.

 Distributions
  in Excess of                    Net Asset
  Net Realized       Total       Value, End       Total
 Capital Gains   Distributions    of Period    Return (a)
--------------- --------------- ------------ --------------


      --              (.01)           1.00        .62%(c)
      --              (.01)           1.00        .72%
      --              (.01)           1.00       1.49%
      --              (.04)           1.00       3.78%
      --              (.06)           1.00       6.01%
      --              (.05)           1.00       4.67%



                                                                   Ratio of Net
                                                     Ratio of       Investment
                                  Ratio of Net       Expenses      Income (Loss)
                    Ratio of       Investment       (prior to       (prior to
  Net Assets,     Net Expenses      Income to    reimbursements) reimbursements)
     End of        to Average      Average Net      to Average       to Average
 Period (000s)   Net Assets (d)    Assets (d)       Net Assets       Net Assets
--------------- ---------------- -------------- ----------------- --------------


  $  44,672            .56%(b)         .76%(b)         .56%(b)           .76%(b)
  $  33,617            .53%            .73%            .53%              .73%
  $  55,321            .54%           1.43%            .54%             1.43%
  $  62,250            .56%           3.57%            .56%             3.57%
  $  32,800            .50%           6.00%            .50%             6.00%
  $  10,536            .58%           4.54%            .62%             4.50%

---------------
(a) Excludes sales charge.

(b) Annualized.

(c) Not annualized.

(d) After expense reimbursement from the distributor, where applicable.

(e) Number rounds to less than one cent.

If you have any questions about the Fund or would like more information, including a free copy of the Fund's Statement of Additional Information ("SAI"), or its Annual or Semi-Annual Reports, you may call or write North Track at:


NORTH TRACK FUNDS, INC.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
1-800-826-4600


The SAI, which contains more information about the Fund, has been filed with the Securities and Exchange Commission ("SEC"), and is legally a part of this prospectus. The Annual and Semi-Annual reports, also filed with the SEC, discuss market conditions and investment strategies that affected the Fund's performance during the prior fiscal year and six-month period, respectively.


The SAI and Annual and Semi-Annual Reports are available, free of charge, on North Track's website (http://www.northtrackfunds.com), or you can view these documents, along with other related documents, on the SEC's Internet website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, for a duplicating fee, by electronic request to E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


Investment Company Act File No. 811-4401.


--------------------------------------------------------------------------------

NORTH TRACK FUNDS, INC.



1-800-826-4600


250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202


INVESTMENT ADVISOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202


DISTRIBUTOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202


ACCOUNTING/PRICING AGENT
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406


CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111


COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
180 North Stetson Avenue
Chicago, Illinois 60601

                                                                     Rule 497(c)
                                                          Registration No. 33-12
                                                      1940 Act File No. 811-4401


STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2005
NORTH TRACK FUNDS, INC.
CASH RESERVE FUND
Class X Common Stock (Retail Shares)
Class B Common Stock (Retail Shares)
Class C Common Stock (Retail Shares)
Class Y Common Stock (Institutional Shares)
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
1-800-826-4600

      This Statement of Additional Information and the separate Prospectuses to which it relates describe the Class X Common Stock, Class B Common Stock, Class C Common Stock and Class Y Common Stock (referred to together as the "Classes") of the Cash Reserve Fund (the "Fund"), one of several separate mutual fund series offered by North Track Funds, Inc. ("North Track").

      The Fund seeks to obtain high current income consistent with stability of principal and the maintenance of liquidity.

      You may obtain a Prospectus describing the Fund's Class X Common Stock and Class B Common Stock, and Class C Common Stock (together the "Retail Shares") or a separate Prospectus describing Class Y Common Stock ("Institutional Shares") from B.C. Ziegler and Company ("Ziegler" or the "Distributor"), 250 East Wisconsin Avenue, Suite 2000, Milwaukee, Wisconsin 53202, telephone 1-800-826-4600, or from Selected Dealers (see the relevant Prospectus dated March 1, 2005 for more complete information, including an account application). This Statement of Additional Information is not a prospectus, and should be read in conjunction with the relevant Prospectus. This Statement of Additional Information provides details about the Fund that are not required to be included in the Prospectuses, and should be viewed as a supplement to, and not as a substitute for, the Prospectuses. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings ascribed to them in the relevant Prospectus.

      The financial statements of the Fund and the report of the independent registered public accounting firm thereon are incorporated by reference into this Statement of Additional Information from the Fund's Annual Report to Shareholders for the period ended October 31, 2004. See "Financial Statements."

                                TABLE OF CONTENTS

FUND HISTORY AND CAPITAL STOCK.................................................3

INVESTMENT PROGRAM.............................................................5

RULE 2A-7 COMPLIANCE..........................................................10

INVESTMENT RESTRICTIONS.......................................................12

PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES................................14

MANAGEMENT OF NORTH TRACK.....................................................15

DETERMINATION OF NET ASSET VALUE PER SHARE; VALUATION OF
  SECURITIES; REDEMPTION IN KIND..............................................26

TAX STATUS....................................................................28

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................29

RETAIL SHARE DISTRIBUTION EXPENSES............................................31

COUNSEL ......................................................................34

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................34

FINANCIAL STATEMENTS..........................................................35

APPENDIX A SECURITIES RATINGS................................................A-1

                         FUND HISTORY AND CAPITAL STOCK

      North Track is a diversified, open-end, management investment company. It was organized in 1984 as a Maryland corporation. Until March 1, 2001, North Track was known as Principal Preservation Portfolios, Inc. The Board of Directors of North Track may authorize the issuance of additional series and, within each series, individual classes, and may increase or decrease the number of shares in each series or class.

      Prior to January 1, 1996, the Cash Reserve Fund, which was established in 1993, and the Prospect Hill Prime Money Market Fund comprised the two spokes of a Hub and Spoke money market complex. The Cash Reserve Fund consisted of a single class of common stock and operated as a retail spoke of the money market complex. The Prospect Hill Prime Money Market Fund, which was operated as a separate series of Prospect Hill Trust, a series open-end management investment company organized as a Massachusetts business trust, was an institutional money market fund and served as the institutional spoke in the complex. In the Hub and Spoke structure, the Cash Reserve Fund and the Prospect Hill Prime Money Market Fund invested all of their investable assets in the Prime Money Market Portfolio, a series of The Prime Portfolios. Ziegler Asset Management, Inc., the Fund's Advisor at that time, managed the investment and reinvestment of the assets held in the Prime Money Market Portfolio.

      Effective January 1, 1996 the Fund was recapitalized with two classes of stock, Class X Common Stock and Class Y Common Stock. At that time each outstanding share of Cash Reserve Fund's original class of common stock was redesignated (without otherwise affecting the rights and privileges appertaining thereto) as a share of Class X Common Stock, and shares of Class Y Common Stock were issued in exchange for the outstanding shares of the Prospect Hill Prime Money Market Fund. The Fund first began offering shares of Class B Common Stock on December 15, 1999, and shares of Class C Common Stock on May 1, 2003.

      The authorized common stock of North Track consists of 10 billion shares, with a par value of $.001 per share. Shares of North Track are divided into 11 mutual fund series, each with distinct investment objectives, policies and strategies. In addition to the Fund described in this Statement of Additional Information, North Track also offers shares of the Tax-Exempt Fund, Government Fund, Wisconsin Tax-Exempt Fund, S&P 100 Index Fund, PSE Tech 100 Index Fund, Geneva Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, Dow Jones Equity Income 100 Plus Fund and Strategic Allocation Fund, through separate prospectuses. The Tax-Exempt Fund offers only Class A shares (front-end sales charge). Shares of the remaining Funds are divided into three separate classes; namely, Class A shares, Class B shares (contingent deferred sales charge) and Class C shares. As noted above, shares of the Cash Reserve Fund are divided into four classes, three classes of Retail Shares (Class X, Class B and Class C) and a class of Institutional Shares (Class
Y).

      Each share of each series of North Track is entitled to one vote on each matter presented to shareholders. All shares of North Track vote together on any matter that affects all shareholders uniformly, such as the election of directors. On matters that affect an individual series (such as approval of advisory or sub-advisory contracts and changes in fundamental policies of that series) a separate vote of the shareholders of that series is required, and the matter must be approved by the requisite vote of the shareholders of that series. On matters that uniquely affect a particular class of shares within a series (such as an increase in 12b-1 fees for that class), the shareholders of that class vote separately on the matter and the matter must be approved by the requisite vote of the shareholders of that class. Shares of a series or Class X are not entitled to vote on any matter that does not affect the particular series or class.

      Each share of the Cash Reserve Fund is entitled to participate pro rata in any dividends or other distributions declared by the Board of Directors of North Track with respect to the Fund, and all shares of the Fund have equal rights in the event of a liquidation of the Fund. Shares of both Retail Classes and the Institutional Class Y are redeemable at net asset value, at the option of the shareholder, subject to applicable contingent deferred sales charges in the case of Class B and Class C Retail Shares. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges within the Class Xs full shares in that class. Shares do not have cumulative voting rights.

      The phrase "majority vote" of the outstanding shares of a class, Fund or North Track means the vote of the lesser of: (1) 67% of the shares of the class, Fund or North Track, as the case may be, present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of the class, Fund or North Track, as the case may be.

      As a Maryland corporation, North Track is not required to hold, and in the future does not plan to hold, annual shareholder meetings unless required by law or deemed appropriate by the Board of Directors. However, special meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment advisory contract.

                               INVESTMENT PROGRAM

      As described above and in the Prospectuses for the Retail Shares and Institutional Shares, the Fund is designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

      The following information supplements and should be read in conjunction with the sections in the Prospectuses entitled "Investment, Risks and Performance Summary."

      BANK OBLIGATIONS. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

      Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

      Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

      In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Advisor carefully evaluates such investments on a case-by-case basis.

      COMMERCIAL PAPER. The Fund may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) under the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. Such commercial paper generally can be readily traded in secondary trading markets among qualified institutional buyers without registration pursuant to the conditions of Rule 144A under the 1933 Act.

      The Fund also may invest in commercial paper in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the 1933 Act and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the paper, thus providing liquidity.

      The Advisor considers the legally restricted but readily saleable Section 4(2) and Rule 144A paper to be liquid. However, pursuant to procedures approved by the Board of Directors of North Track, if a particular investment in Section 4(2) or Rule 144A paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities. The Advisor monitors the liquidity of the Fund's investments in Section 4(2) and Rule 144A paper on a continuous basis.

      VARIABLE RATE AND FLOATING RATE DEMAND SECURITIES. The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

      UNSECURED PROMISSORY NOTES. The Fund also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Fund's investment objective. The Notes purchased by the Fund will have remaining maturities of 13 months or less, must be deemed under policies adopted by the Board of Directors of North Track to present minimal credit risks and will meet the quality criteria set forth in the Fund under "Investment Policies." The Fund will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

      PARTICIPATION INTERESTS. The Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisor must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Fund will not invest more than 10% of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

      LENDING OF PORTFOLIO SECURITIES. To a limited extent, the Fund may lend its portfolio securities to brokers, dealers and other institutional investors, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. Such loans may not exceed one-third of the value of the Fund's total assets. From time to time, the Fund may return to the borrower and/or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      The Securities and Exchange Commission (the "SEC") currently requires that the following conditions must be met whenever portfolio securities are loaned:
(1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities, and any increase in market value; and (5) the Fund may pay only reasonable custodian fees in connection with the loan. These conditions may be subject to future modification.

      FOREIGN SECURITIES. The Fund may invest no more than 5% of its total assets in foreign securities, including U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks, such as Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank, and Canadian time deposits, which are essentially the same as ETDs except they are issued by branches of major Canadian banks; high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer; and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisor to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

      The Fund may be subject to investment risks with respect to foreign securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. In making foreign investments, therefore, the Fund will give appropriate consideration to the following factors, among others.

      Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

      Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

      Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Fund will reduce its net income available for distribution to its investors (e.g., the Retail Class). In selecting foreign securities, the Advisor will consider available yields, and any applicable taxes. All such investments will be U.S. dollar denominated.

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. An investment by the Fund in other investment companies - which is limited by fundamental investment restriction (13) below - may cause the Fund to incur increased costs of administration and distribution expenses.

      SECURITIES RATING CRITERIA. A description of the characteristics and criteria of the various securities ratings used by several nationally recognized securities rating organizations is included in Appendix A attached to this Statement of Additional Information.

                              RULE 2A-7 COMPLIANCE

      All capitalized but undefined terms in this discussion shall have the meaning such terms have in Rule 2a-7 under the 1940 Act. The Fund is subject to certain maturity restrictions in accordance with Rule 2a-7 for money market funds that use the amortized cost method of valuation to maintain a stable net asset value of $1.00 per share. Accordingly, the Fund will (1) maintain a dollar weighted average portfolio maturity of 90 days or less, and (2) will purchase securities with a remaining maturity of no more than 13 months (397 calendar days). Further, the Fund will limit its investments to U.S. dollar-denominated securities which represent minimal credit risks and meet certain credit quality and diversification requirements. For purposes of calculating the maturity of portfolio instruments, the Fund will follow the requirements of Rule 2a-7. Under Rule 2a-7, the maturity of portfolio instruments is calculated as indicated below.

      Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made, except that: (1) a Government Security that is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate, and a Government Security that is a Floating Rate Security shall be deemed to have a remaining maturity of one day; (2) a Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (3) a Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (4) a Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 days or less shall be deemed to have a maturity of one day; (5) a Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; (6) a repurchase agreement shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities; (7) a portfolio lending agreement shall be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities; and (8) an investment in a money market fund shall be treated as having a maturity equal to the period of time within which the money market fund is required to make payment upon redemption, unless the money market fund has agreed in writing to provide redemption proceeds to the Fund within a shorter period of time, in which cash the maturity of such investment shall be the shorter period.

      The Fund is subject to certain credit quality restrictions pursuant to Rule 2a-7 under the 1940 Act. The Fund will invest at least 95% of its assets in instruments determined to present minimal credit risks and, at the time of acquisition, are (1) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; (2) rated by at least two nationally recognized rating agencies (or by one agency if only one agency has issued a rating) (the "required rating agencies") in the highest rating category for short-term debt obligations; (3) unrated but whose issuer is rated in the highest category by the required rating agencies with respect to a class of short-term debt obligations or any security within that class that is comparable in priority and security with the instrument; or (4) unrated (other than the type described in (3)) but determined by the Board of Directors of the Fund to be of comparable quality to the foregoing (provided the unrated security has not received a short-term rating, and with respect to a long-term security with a remaining maturity within the Fund's maturity restrictions, has not received a long-term rating from any agency that is other than in its highest rating category). The foregoing are referred to as "first-tier securities."

      The balance of the securities in which the Fund may invest are instruments determined to present minimal credit risks, which do not qualify as first-tier securities, and, at the time of acquisition, are (1) rated by the required rating agencies in one of the two highest rating categories for short-term debt obligations; (2) unrated but whose issuer is rated in one of the two highest categories by the required rating agencies with respect to a class of short-term debt obligations or any security within that class that is comparable in priority and security with the obligation; or (3) unrated (other than described in (2)) but determined by the Board of Directors of the Fund to be of comparable quality to the foregoing (provided the unrated security has not received a short-term rating and, with respect to a long-term security with a remaining maturity within the Fund's maturity restrictions, has not received a long-term rating from any agency that is other than in one of its highest two rating categories). The foregoing are referred to as "second-tier securities."

      In addition to the foregoing guidelines, the Fund is subject to certain diversification restrictions pursuant to Rule 2a-7 under the 1940 Act, which include (1) the Fund will not acquire a second-tier security of an issuer if, after giving effect to the acquisition, the Fund would have invested more than the greater of 1% of its total assets or one million dollars in second-tier securities issued by that issuer, or (2) the Fund will not invest more than 5% of the Fund's assets in the securities (other than securities issued by the U.S. government or any agency or instrumentality thereof) issued by a single issuer, except for certain investments held for not more than three business days.

                             INVESTMENT RESTRICTIONS

      The following restrictions, which are a matter of "fundamental policy," may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund, which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

      As a matter of fundamental policy, the Fund may not:

            1. Issue senior securities.

            2. Borrow money, except from banks or through reverse repurchase agreements for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

            3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except (i) to secure borrowings for temporary or emergency purposes and (ii) in connection with the purchase of securities on a forward commitment basis and the entry into reverse repurchase agreements or for similar transactions.

            4. Invest in puts, calls, straddles, spreads or any combination thereof if, by reason of such investment, the value of the Fund's investments in all such classes of securities would exceed 5% of the Fund's total assets.

            5. Sell securities short or purchase securities on margin.

            6. Act as underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of a portfolio security.

            7. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable (which securities would include participation interests that are not subject to the demand feature described in the then-current Prospectus and floating and variable rate demand obligations as to which no secondary market exists and the Fund cannot exercise the demand feature described in the then-current Prospectus on not more than seven days' notice), if, in the aggregate, more than 10% of its net assets would be so invested. The Fund may not invest in time deposits maturing in more than seven days.

            8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, except for any of the foregoing acquired as a result of ownership of another portfolio or security.

            9. Make short-term loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Prospectus, and except that the Fund may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board of Directors.

            10. Invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

            11. Invest more than 25% of its assets in the securities of issuers in any industry other than banking, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

            12. Invest in companies for the purpose of exercising control.

            13. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Fund, as the case may be, to be invested in investment company securities, provided that: (i) the Fund will not make any investment in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Fund, or more than 5% of the value of the total assets of the Fund, would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase by the Fund of investment company securities as a part of a merger, consolidation, acquisition of assets or reorganization.

            14. Purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, or purchase equity securities of issuers which are not readily marketable if, by reason thereof, the value of the Fund's aggregate investment in all classes of such securities will exceed 5% of its total assets.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES

      Subject to the general supervision of the Directors, the Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commission or discounts are paid.

      The Advisor currently serves as investment manager to a number of clients, and may in the future act as investment manager or advisor to others, including other registered investment companies. It is the practice of the Advisor to allocate purchase and sale transactions among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations the Advisor considers the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for managing the Fund and other client accounts.

      The Advisor gives primary consideration to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Advisor assures that commissions are fair and reasonable, but does not necessarily seek the lowest possible commissions in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission could impede effective portfolio management and preclude the Fund and the Advisor from obtaining high quality execution and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transactions, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for the services is not ascertainable. In transactions effected with a dealer, acting as principal, who furnishes research services to the Advisor, the Advisor will not purchase securities for the Fund at a higher price, or sell securities at a lower price, than would be the case if the dealer had not furnished such services.

      In seeking to implement the Fund's policies, the Advisor effects transactions with those brokers and dealers whom the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. Such services include, but are not limited to, information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluation of portfolio securities.

      The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Advisor by any amount that may be attributable to the value of such services.

      During the last three years, the Fund paid no brokerage commissions.

                            MANAGEMENT OF NORTH TRACK

DIRECTORS AND OFFICERS

      Under applicable law, the Board of Directors is responsible for management of North Track, and provides broad supervision over its affairs. The Board of Directors meets regularly to review the Fund's investments, performance and expenses. The Board elects the officers of North Track, and hires the Fund's service providers, including the Fund's investment advisor and distributor of the Fund's shares, B.C. Ziegler and Company ("Ziegler"). The Board annually reviews and considers approval of the continuation of the investment advisory agreement with Ziegler and the Fund's distribution plan, and annually approves the selection of independent public accountants for the Fund. The Board also establishes, monitors and periodically reviews numerous policies and procedures governing the conduct of North Track's business. The policy of North Track is that 75% of Board members must be independent of Ziegler.

      The following table presents information about each director and officer of North Track.

                                                 Term of
                                                 Office                                     Number of
                             Position(s)           and                                     North Track           Other
                              Held with          Length          Principal Occupation(s)      Funds        Directorships(2)
   Name, Address &              North            of Time               During Past         Overseen by          Held by
      Birthdate                 Track           Served(1)              Five Years            Director          Director
      ---------                 -----           --------               ----------            --------          --------
Independent Directors:

Marcia L. Wallace            Director          Since 2001       Retired; Senior Vice            11               None
250 E. Wisconsin Ave.        and                                President in Global
Suite 2000                   Independent                        Trust Services and
Milwaukee, WI  53202         Chairperson                        Institutional Custody,
Birthdate: 12-02-47                                             First Chicago NBD/Bank
                                                                One from 1985 to 1999.

James G. DeJong              Director          Since 2001       President and Managing          11               None
250 E. Wisconsin Ave.                                           Shareholder, O'Neil,
Suite 2000                                                      Cannon, Hollman, DeJong,
Milwaukee, WI  53202                                            S.C. (law firm) since
Birthdate: 10-18-51                                             1987.

Brian J. Girvan              Director          Since 2003       Partner, Ascent Venture         11               None
250 E. Wisconsin Ave.                                           Management, Inc. since
Suite 2000                                                      August 2003; Chief
Milwaukee, WI  53202                                            Operating Officer and
Birthdate: 10-20-55                                             Chief Financial Officer,
                                                                Argo Global Capital, LLC
                                                                (venture capital company)
                                                                from 2001 to 2003; Senior
                                                                Vice President and Division
                                                                Executive, Fidelity
                                                                Investments from 1999 to
                                                                2001; Senior Vice President
                                                                and Group CFO, Fidelity
                                                                Investments from 1998 to
                                                                1999.

Cornelia Boyle               Director          Since 2003       Currently Retired;              11               None
250 E. Wisconsin Ave.                                           Executive Vice President
Suite 2000                                                      and Chief Operations
Milwaukee, WI  53202                                            Officer, AIG SunAmerica
Birthdate:  09-23-53                                            Retirement Markets, Inc.
                                                                from 2000 to 2003; and
                                                                Executive Vice
                                                                President, Fidelity
                                                                Investments from 1996 to
                                                                2000.

Interested Directors and Officers:

John J. Mulherin(3)          Director          Since 2003       Chief Executive Officer,        11               None
250 E. Wisconsin Ave.                                           The Ziegler Companies,
Suite 2000                                                      Inc. since February
Milwaukee, WI  53202                                            2000; Chief
Birthdate: 5-18-51                                              Administrative Officer,
                                                                Villanova Capital (asset
                                                                management group of
                                                                Nationwide Insurance) from
                                                                June 1999 to February 2000.

David G. Stoeffel            President         Since 2003       Senior Managing                 N/A              N/A
250 E. Wisconsin Avenue                                         Director and Head of
Suite 2000                                                      Asset Management, B.C.
Milwaukee, WI 53202                                             Ziegler and Company
Birthdate: 10-20-58                                             since 2003; Senior Vice
                                                                President and Director
                                                                of Mutual Funds
                                                                Marketing and
                                                                Administration, Nomura
                                                                Asset Management U.S.A.,
                                                                Inc. from 1998 to 2003.

                                                 Term of
                                                 Office                                     Number of
                             Position(s)           and                                     North Track           Other
                              Held with          Length          Principal Occupation(s)      Funds        Directorships(2)
   Name, Address &              North            of Time               During Past         Overseen by          Held by
      Birthdate                 Track           Served(1)              Five Years            Director          Director
      ---------                 -----           --------               ----------            --------          --------
Franklin P. Ciano            Chief             Since 1996       Manager of North Track          N/A              N/A
250 E. Wisconsin Ave.        Financial                          Operations, B.C. Ziegler
Suite 2000                   Officer and                        and Company since 1996.
Milwaukee, WI 53202          Treasurer
Birthdate: 4-26-52

S. Charles O'Meara           Secretary         Since 2003       General Counsel, Senior         N/A              N/A
250 E. Wisconsin Ave.                                           Vice President and
Suite 2000                                                      Secretary, The Ziegler
Milwaukee, WI 53202                                             Companies, Inc. and B.C.
Birthdate: 2-13-50                                              Ziegler and Company.

Jon Kiekhofer                Chief             Since 2004       Client Manager, UMB Fund        N/A              N/A
250 E. Wisconsin Ave.        Compliance                         Services, Inc. from 1999
Suite 2000                   Officer                            to 2004.
Milwaukee, WI 53202
Birthdate: 12-20-58

----------
(1) Officers of North Track serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of North Track serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders only as and when required under the 1940 Act.

(2) Only includes directorship held in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

(3) Mr. Mulherin is considered to be an "interested person" (as defined in the 1940 Act) of North Track because he is Chief Executive Officer of The Ziegler Companies, Inc.

BOARD COMMITTEES

      The standing committees of North Track's Board of Directors include an audit committee, a governance (nominating) committee and a pricing committee. The audit committee consists of all the independent directors, namely Brian J. Girvan (chair), James G. DeJong, Cornelia Boyle and Marcia L. Wallace. Mr. Girvan has been determined to be an audit committee financial expert. The governance committee consists of James G. DeJong (chair), Brian J. Girvan and Marcia L. Wallace. The pricing committee consists of Cornelia Boyle (chair) and Marcia L. Wallace.

      The audit committee annually selects independent public accountants for the Fund and oversees the preparation of the Fund's financial statements. In this capacity, the audit committee meets at least annually with the independent public accountants to discuss any issues surrounding the preparation and audit of the Fund's financial statements. The audit committee also discusses with the independent public accountants the strengths and weaknesses of the systems and operating procedures employed in connection with the preparation of the Fund's internal financial statements, pricing procedures and the like, as well as the performance and cooperation of staff members responsible for these functions. The audit committee has adopted a written charter. The audit committee met four times during the fiscal year ended October 31, 2004.

     The governance committee nominates candidates for appointment to the Board of Directors to fill vacancies and to nominate candidates for election and re-election to the Board as and when required. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not "interested persons" must be made and approved by the governance committee. The governance committee has adopted a written charter. The governance committee met three times during the fiscal year ended October 31, 2004.

      The pricing committee oversees the pricing policies and guidelines established by the Board of Directors and confers with management personnel of the Advisors on matters relating to the pricing of securities held by the Fund. The pricing committee met two times during the fiscal year ended October 31, 2004.

DIRECTOR OWNERSHIP OF FUND SHARES

      The table below sets forth the dollar range of shares of the North Track funds owned by each director as of December 31, 2004 is listed below.

                                                                                     Aggregate Dollar Range of
                                                                                      Equity Securities in all
                                                                                        Registered Investment
                                                                                       Companies Overseen by
                                               Dollar Range of Equity                  Director in Family of
Name of Director                               Securities in the Fund                    Investment Company
----------------                               ----------------------                    ------------------
James G. DeJong               $1-$10,000 (S&P 100 Index)                                    $10,001-$50,000
                              $10,001-$50,000  (PSE Tech 100 Index)
                              $1-$10,000 (Dow Jones U.S. Health Care 100 Plus)
                              $1-$10,000 (Dow Jones U.S. Financial 100 Plus)
                              $1-$10,000 (Managed Growth)
                              None (Strategic Allocation)
                              None (Tax-Exempt)
                              None (Government)
                              None (Cash Reserve)
                              None (Wisconsin Tax-Exempt)

Brian J. Girvan               None (S&P 100 Index)                                          $10,001-$50,000
                              None (PSE Tech 100 Index)
                              None (Dow Jones U.S. Health Care 100 Plus)
                              None (Dow Jones U.S. Financial 100 Plus)
                              None (Managed Growth)
                              $10,001-$50,000 (Strategic Allocation)
                              None (Tax-Exempt)
                              None (Government)
                              None (Cash Reserve)
                              None (Wisconsin Tax-Exempt)

Marcia L. Wallace             None (S&P 100 Index)                                          $10,001-$50,000
                              None (PSE Tech 100 Index)
                              None (Dow Jones U.S. Health Care 100 Plus)
                              None (Dow Jones U.S. Financial 100 Plus)
                              $10,001-$50,000 (Managed Growth)
                              $10,001-$50,000 (Strategic allocation)
                              None (Tax-Exempt)
                              None (Government)
                              None (Cash Reserve)
                              None (Wisconsin Tax-Exempt)

                                                                                     Aggregate Dollar Range of
                                                                                      Equity Securities in all
                                                                                        Registered Investment
                                                                                       Companies Overseen by
                                               Dollar Range of Equity                  Director in Family of
Name of Director                               Securities in the Fund                    Investment Company
----------------                               ----------------------                    ------------------
Cornelia Boyle                None (S&P 100 Index)                                          $10,001-$50,000
                              None (PSE Tech 100 Index)
                              None (Dow Jones U.S. Health Care 100 Plus)
                              None (Dow Jones U.S. Financial 100 Plus)
                              None (Managed Growth)
                              $10,001 - $50,000 (Strategic Allocation)
                              None (Tax-Exempt)
                              None (Government)
                              None (Cash Reserve)
                              None (Wisconsin Tax-Exempt)

John J. Mulherin              None (S&P 100 Index)                                          Over $100,000
                              $10,001-$50,000 (PSE Tech 100 Index)
                              $10,001-$50,000 (Dow Jones U.S. Health Care 100 Plus)
                              $10,001-$50,000 (Dow Jones U.S. Financial 100 Plus)
                              None (Managed Growth)
                              None (Strategic Allocation)
                              None (Tax-Exempt)
                              None (Government)
                              None (Cash Reserve)
                              None (Wisconsin Tax-Exempt)

      No director who is not an interested person of North Track, or his or her immediate family members, owned beneficially or of record, as of December 31, 2004, any securities of Ziegler or in any person controlling, controlled by or under common control with Ziegler.

DIRECTOR COMPENSATION

      North Track pays the compensation of the directors who are not officers, directors or employees of Ziegler. North Track may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters. Each mutual fund series of North Track pays a proportionate amount of these expenses based on its total assets.

      The table below shows fees paid to directors of North Track for the fiscal year ended October 31, 2004. No compensation information is provided for John Mulherin because he is an officer of Ziegler.

                                                                      Pension or
                                                                      Retirement
                                                                       Benefits                                  Total Compensation
    Name of Person and                                                Accrued As          Estimated Annual     From North Track Fund
      Position with               Compensation from                  Part of North         Benefits Upon         Complex (10 Funds)
       North Track              North Track (By Fund)               Track Expenses           Retirement          Paid to Directors
       -----------              ---------------------               --------------           ----------          -----------------
Cornelia Boyle              $4,094 (S&P 100 Index)                        $0                     $0                   $23,375
                            $7,853 (PSE Tech 100 Index)
                            $1,098 (Dow Jones U.S. Health
                                   Care 100 Plus)
                            $  950 (Dow Jones U.S.
                                   Financial 100 Plus)
                            $1,108 (Geneva Growth)
                            $  643 (Tax-Exempt)
                            $  508 (Government)
                            $3,654 (Cash Reserve)
                            $3,074 (Wisconsin Tax-Exempt)
                            $  393 (Strategic Allocation)

James G. DeJong             $4,094 (S&P 100 Index)                        $0                     $0                   $23,375
                            $7,853 (PSE Tech 100 Index)
                            $1,098 (Dow Jones U.S. Health
                                   Care 100 Plus)
                            $  950 (Dow Jones U.S.
                                   Financial 100 Plus)
                            $1,108 (Geneva Growth)
                            $  643 (Tax-Exempt)
                            $  508 (Government)
                            $3,654 (Cash Reserve)
                            $3,074 (Wisconsin Tax-Exempt)
                            $  393 (Strategic Allocation)

Brian J. Girvan             $4,094 (S&P 100 Index)                        $0                     $0                   $23,375
                            $7,853 (PSE Tech 100 Index)
                            $1,098 (Dow Jones U.S. Health
                                   Care 100 Plus)
                            $  950 (Dow Jones U.S.
                                   Financial 100 Plus)
                            $1,108 (Geneva Growth)
                            $  643 (Tax-Exempt)
                            $  508 (Government)
                            $3,654 (Cash Reserve)
                            $3,074 (Wisconsin Tax-Exempt)
                            $  393 (Strategic Allocation)

Marcia L. Wallace           $4,094 (S&P 100 Index)                        $0                     $0                   $23,375
                            $7,853 (PSE Tech 100 Index)
                            $1,098 (Dow Jones U.S. Health
                                   Care 100 Plus)
                            $  950 (Dow Jones U.S.
                                   Financial 100 Plus)
                            $1,108 (Geneva Growth)
                            $  643 (Tax-Exempt)
                            $  508 (Government)
                            $3,654 (Cash Reserve)
                            $3,074 (Wisconsin Tax-Exempt)
                            $  393 (Strategic Allocation)

MATERIAL TRANSACTIONS WITH INDEPENDENT DIRECTORS

      No director who is not an interested person of North Track, or immediate family member of that director, has had, during the two most recently completed calendar years, a direct or indirect interest in Ziegler or Geneva Capital Management, Ltd. ("Geneva Capital"), the sub-advisor to the Managed Growth Fund, or in any person directly or indirectly controlling, controlled by or under common control with Ziegler or Geneva Capital exceeding $60,000. In addition, no director who is not an interested person of Ziegler or Geneva Capital, or any immediate family members of that director, has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $60,000 and to which one of the parties was North Track; an officer of North Track; an investment company or an officer of an investment company having Ziegler or Geneva Capital as its investment advisor or principal underwriter or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by or under common control with Ziegler or Geneva Capital. No director who is not an interested person of North Track, or immediate family member of such a director, has had, in the two most recently completed calendar years, a direct or indirect relationship in which the amount involved exceeds $60,000, with any of the persons described above in this paragraph and which include payments for property or services to or from any of those persons; provision of legal services to any person specified above in this paragraph; provision of investment banking services to any person specified above in this paragraph, other than a participating underwriter in a syndicate; or any consulting or other relationship that is substantially similar in nature and scope to the relationships detailed herein.

CODES OF ETHICS

      PERSONAL TRADING. Rule 17j-1 under Section 17(j) of the 1940 Act makes it illegal for any person associated with North Track, the Adviser or the Sub-Advisor, who has knowledge of portfolio securities trades that the Fund makes or intends to make, to use that information in a manner that benefits that person and/or harms the Fund. To protect against such conduct, North Track, the Advisor and the Sub-Advisor have adopted codes of ethics in accordance with requirements established under Rule 17j-1. The codes of ethics do not prohibit persons who have knowledge of North Track's portfolio securities trades from investing in the same securities; however, the codes of ethics establish time frames, prior approval procedures and reporting requirements designed to assure that persons who have knowledge of the Fund's securities trades cannot use that information in a manner which is detrimental to the Fund and/or which benefits the person.

      CODE FOR PRINCIPAL EXECUTIVE, FINANCIAL AND ACCOUNTING OFFICERS. North Track has established a separate code of ethics that applies to its principal executive, financial and accounting officers. This written code sets forth standards that are reasonably designed to deter wrongdoing and to promote honest and ethical conduct, including the ethical handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents North Track files with the SEC and in other shareholder communications; compliance with applicable governmental laws, rules or registrations; the prompt internal reporting of violations of the code to an appropriate person; and accountability for adherence to the code.

PORTFOLIO HOLDINGS POLICIES AND PROCEDURES

      Information about the portfolio holdings of the Fund and any other North Track mutual fund is generally considered to be relevant and significant to persons in deciding to buy or sell shares of such funds. Such information should be safeguarded as material, non-public information until publicly disclosed. This means, at a minimum, that information about the portfolio holdings of any fund should not be selectively disclosed to investors or potential investors (or their advisers, consultants or intermediaries) or to any other persons unless there are legitimate business purposes for doing so and such persons are subject to a duty of confidentiality and trading restrictions. However, it is understood that because many of the funds invest in stocks that are included in an index and the composition of the index is publicly available, the portfolio holdings of such funds may not constitute material, non-public information.

      SPECIFIC AUTHORIZED PUBLIC DISCLOSURES. North Track shall make available to persons at their request a complete schedule of the securities and investments owned by each fund (the "Holdings Schedule") as of the end of each calendar quarter. The quarterly holdings schedule shall only be made available once it is filed with the Securities and Exchange Commission ("SEC") on Form N-CSR or N-Q. Such forms are filed within 60 days following the end of the fiscal quarter. North Track may post such holdings on its website. North Track may also provide in monthly or quarterly fact sheets and other sales literature (all of which is publicly available) information about the holdings of the funds (including top 10 holdings lists).

      North Track may refer persons who seek information on portfolio holdings to the Holdings Schedules available at the SEC's website or that are posted on the North Track's website, or North Track may deliver a copy of a Holdings Schedule to them but not until after the Holdings Schedule has been filed with the SEC or posted on the North Track website.

      PROHIBITION AGAINST SELECTIVE DISCLOSURE. Other than the postings of Holdings Schedules as described above, as described under "Permissible Disclosure" below, or as required by law, no person associated with North Track, B.C. Ziegler and Company, Geneva Capital Management Ltd. (the sub-advisor to the Geneva Growth Fund) or any other service provider to the funds shall disclose to any person any information regarding the portfolio holdings of any fund. This prohibition includes a partial or complete list of the securities and other investments of any fund, as well as information about a particular security or investment purchased, sold or held (or proposed to be purchased or sold) by a fund.

      PERMISSIBLE DISCLOSURE. Notwithstanding the prohibitions above, an officer of North Track may disclose a fund's portfolio holdings (including a more current list of holdings than the quarterly Holdings Schedule) to a recognized rating agency such as Morningstar or Lipper for its use in developing a rating for the fund or in evaluating the category in which the fund should be placed. Portfolio holdings information may be disclosed to a Director of North Track in connection with Board meetings. Portfolio holdings information may also be disclosed to broker-dealers who have selling agreements with North Track and who agree not to share such information with their clients.

      In addition, an officer of North Track (and the portfolio manager(s) of a fund, after consultation with North Track's President) may disclose to a newspaper, magazine or television, cable or radio program that a fund owns a particular security or securities within a particular industry, sector or market capitalization, but shall not disclose the number of shares or principal amount involved owned or the percentage that any such position represents in the fund or in the issuer of such securities and shall not disclose that the fund is considering the purchase or sale of any security.

      Information about a fund's portfolio holdings may be disclosed by the fund's advisor, sub-advisor, distributor, administrator, accounting/pricing agent, transfer agent, custodian, counsel, independent auditors and other service providers only to the extent required by law or, subject to imposing appropriate conditions on the confidentiality and safekeeping of such information, to the extent necessary to enable such service providers to carry out their specific duties, responsibilities and obligations to the fund. A Fund's portfolio holdings may also be disclosed on a weekly or other regular basis to the organization that provides the financing for the payment of commissions on sales of Class B and Class C shares of the fund, as a condition to obtaining such financing.

      Information about a fund's portfolio holdings may also be disclosed if, in advance of such disclosure, it is established to the satisfaction of the Board of Directors, including a majority of Directors who are not "interested persons" of North Track, upon the advice of legal counsel, that such disclosure does not violate applicable securities laws and is in the best interests of shareholders of that fund and that the recipient of such information has agreed to maintain the confidentiality of such information and will not trade on such information.

THE INVESTMENT ADVISOR

      Under the terms of an Investment Advisory Agreement, B.C. Ziegler and Company ("Ziegler") provides the Fund with overall investment advisory and administrative services. Subject to such policies as the North Track Board of Directors may determine, Ziegler makes investment decisions on behalf of the Fund, makes available research and statistical data in connection therewith, and supervises the acquisition and disposition of investments by the Fund. Ziegler is a wholly owned subsidiary of The Ziegler Companies, Inc., a publicly owned financial services holding company.

      The advisory agreement under which the Fund has retained Ziegler as its investment advisor provides for compensation to Ziegler (computed daily and paid monthly) at an annual rate equal to 0.20% of the Fund's average daily net assets.

      For the years ended December 31, 2002 and 2003, and the 10 months ended October 31, 2004 the Fund incurred investment advisory fees of $401,774, $393,819 and $310,085, respectively.

      In approving the renewal of the Investment Advisory Contract with Ziegler at the August 2004 meeting of the Board of Directors, the Board considered a variety of factors, including the advisory fees and operating expenses paid by the Fund; the performance of the Fund compared with comparable funds; the scope and quality of the services provided; the profits derived by the Advisor; and the availability, cost and value of alternative means of obtaining such services. After consideration, the Board unanimously approved the renewal of its Advisory Agreement with Ziegler.

ACCOUNTING/PRICING SERVICES

      Ziegler provides certain accounting and pricing services to the Fund, including calculating daily net asset value per share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon portfolio manager communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Fund. Ziegler provides these services pursuant to the terms of an Accounting/Pricing Agreement (the "Accounting/Pricing Agreement") at rates found by the Board of Directors to be fair and reasonable in light of the usual and customary charges made by unaffiliated vendors for similar services. The current rate of payment for these services per year is $13,000, plus expenses, plus 0.05% of the first $100 million of the Fund's total assets, 0.03% of the Fund's total assets of $100 million or more but less than $200 million, and 0.01% on the Fund's total assets of $200 million to $500 million, with no additional charge for assets over $500 million. For the years ended December 31, 2002 and 2003, and the 10 months ended October 31, 2004, the Fund incurred fees under the Accounting/Pricing Agreement of $72,982, $94,294 and $73,967, respectively.

      The Accounting/Pricing Agreement continues in effect from year to year, as long as it is approved at least annually by North Track's Board of Directors or by a vote of the outstanding voting securities of North Track and in either case by a majority of the Directors who are not parties to the Accounting/Pricing Agreement or interested persons of any such party. The Accounting/Pricing Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. The Accounting/Pricing Agreement provides that neither Ziegler nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Accounting/Pricing Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Accounting/Pricing Agreement, and in no case shall their liability exceed one year's fee income received by them under such Agreement.

ADMINISTRATIVE SERVICES

      Ziegler also provides certain administrative services to North Track and the Fund, including: (a) providing office space, equipment and clerical personnel necessary for maintaining the organization of North Track; (b) providing personnel to serve as directors, officers and employees of North Track to the extent requested by North Track and as permitted and appropriate under applicable laws and regulations; (c) supervising the overall administration of North Track, including negotiation of contracts and fees with, and the monitoring of performance and billings of, North Track's independent contractors or agents; (d) preparing and, if applicable, filing all documents required for compliance by North Track with applicable laws and regulations; (e) preparing agendas and supporting documents for and minutes of meetings of the Board of Directors of North Track and committees thereof and shareholders of the Fund; and (f) maintaining other books and records of North Track.

      Ziegler provides these services pursuant to the terms of an Administrative Services Agreement between it and North Track. The Fund pays Ziegler compensation for providing these services at the rate of 0.15% of the Fund's average daily net assets up to $200 million and 0.10% of such assets over $200 million. The Administrative Services Agreement will continue in effect with respect to the Fund from year to year provided North Track's Board of Directors, including at least a majority of the Directors who are not "interested persons" (as that term is defined in the 1940 Act) of North Track, approve such continuance with respect to the Fund. Either party may terminate the Administrative Services Agreement with respect to the Fund at any time on not less than 60 days prior written notice. The Administrative Services Agreement provides that the Ziegler shall not be liable to North Track or the Fund for any action taken or thing done by it in good faith and without negligence or misconduct on its part or on the part of any of its subcontractors or agents. North Track must indemnify and hold the Ziegler harmless from any and all claims, actions, suits, losses, costs, damages and expenses (including reasonable expenses for counsel) that it incurs in connection with any action or omission by it or its employees, agents or subcontractors in the performance of their duties under the Administrative Services Agreement, unless such act or omission constitutes negligence, misconduct, willful misfeasance, bad faith or reckless disregard.

      For the years ended December 31, 2002 and 2003 and for the 10 months ended October 31, 2004, the Fund incurred administrative fees of $298,853, $293,915 and $232,522, respectively.

CUSTODIAN SERVICES

      Union Bank of California serves as the Custodian of the Fund's assets pursuant to a Custodian Servicing Agreement. The Custodian is responsible for holding and safekeeping of the Fund's assets.

SHAREHOLDER SERVICES FOR CLASS X RETAIL SHARES

      Ziegler has, and certain other brokers and financial institutions in the future may, enter into shareholder servicing agreements with North Track pursuant to which they provide shareholder services to the Fund. Under such agreements, the shareholder services agents (the "Shareholder Servicing Agents") maintain shareholder accounts for Class X Retail Shares of the Fund and perform the functions of transfer and dividend paying agents, among other services, with respect to such accounts. For providing these services, each Shareholder Servicing Agent receives a fee at an annual rate of up to 0.25% of that portion of the Fund's average daily net assets allocated to Class X Retail Shares owned by the customers of such Shareholder Servicing Agent and held in the shareholder accounts maintained by the Shareholder Servicing Agent. A Shareholder Servicing Agent may impose additional service charges and fees on its customer's accounts. The Shareholder Servicing Agent must invoice those charges and fees directly to the customer and may not deduct them from the customer's holdings in the Fund.

      Each shareholder servicing agreement continues in effect until terminated, and may be terminated by either party without cause on not less than 30 days nor more than 60 days prior notice. Each shareholder servicing agreement provides that the Shareholder Servicing Agent thereunder shall be indemnified by North Track for any action taken or omitted by the Shareholder Servicing Agent under the agreement except for: (a) the bad faith or negligence of the Shareholder Servicing Agent, its officers, employees or agents, or (b) any breach of applicable law by the Shareholder Servicing Agent, its officers, employees or agents, or (c) any action of the Shareholder Servicing Agent, its officers, employees or agents which exceeds the legal authority of the Shareholder Servicing Agent or its authority under its shareholder servicing agreement, of
(d) any error or omission of the Shareholder Servicing Agent, its officers, employees or agents with respect to the purchase, redemption and transfer of Class X Retail Shares of the Fund held in accounts serviced by the Shareholder Servicing Agent or the Shareholder Servicing Agent's verification or guarantee of any signature of a shareholder owning Class X Retail Shares in such account.

      For the years ended December 31, 2003 and 2002 and for the 10 months ended October 31, 2004, fees received by Ziegler with respect to the Class X Retail Shares pursuant to the Shareholder Servicing Agreement totaled $331,666, $338,218 and $287,211, respectively.

TRANSFER AGENT SERVICES

PFPC Inc. provides transfer agent and dividend disbursing services for all outstanding shares of the Fund, other than Class X Retail Shares held pursuant to a Shareholder Services Agreement as described above. Its address is 101 Sabin Street, Pawtucket, RI 02860-1427.

            DETERMINATION OF NET ASSET VALUE PER SHARE; VALUATION OF
                         SECURITIES; REDEMPTION IN KIND

      The Prospectuses for the Classes discuss when the net asset value of the Fund is determined for purposes of sales and redemptions. The net asset value per share of the Fund is determined by subtracting the Fund's liabilities from the Fund's total assets and dividing the result by the total number of shares outstanding. The following is a description of the procedures used by the Fund in valuing its assets.

      The valuation of the Fund's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      The Fund's use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. The Fund will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in securities determined by or under the supervision of the Board of Directors to be of high quality with minimal credit risks.

      Pursuant to the rule, the Board of Directors also has established procedures designed to allow the Fund to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Fund's holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether the value of the Fund's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

      The rule also provides that the extent of any deviation between the value of the Fund's assets based on available market quotations (or an appropriate substitute which reflects current market conditions) and such valuation based on amortized cost must be examined by the Board of Directors. In the event the Board of Directors determines that a deviation exists that may result in material dilution or other unfair results to new or existing investors or existing shareholders, pursuant to the rule, the Board of Directors must cause the Fund to take such corrective action as the Board of Directors regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; or valuing the Fund's assets by using available market quotations.

      For the purpose of determining the deviation between the value of the Fund's assets based on available market quotations and such valuation based on amortized cost, if market quotations are not readily available, or if the securities are illiquid, the value of such portfolio securities will be determined in good faith by the Directors based upon calculations and findings made by the Advisor, and reviewed by the Directors. The Directors may consider that certain securities are securities for which market quotations are not readily available if the validity of the quotations received with respect to such securities appears to be questionable. Factors which the Directors might consider as indicating that the validity of market quotes is questionable include an inordinately large spread between bid and ask prices, or an inordinately small number of quotations indicating that there is only a thin market in the securities.

      North Track, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by North Track and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities, an investor may incur transaction expenses in converting these securities into cash.

      The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

      Each investor in the Fund may add to or reduce its investment in the Fund on each Business Day of the Fund. A "Business Day" is any day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase shares of the Fund is received) during which there is sufficient trading in money market instruments that the Fund's net asset value might be materially affected. As of 12:00 noon (New York time) on each such Business Day, net asset value for the Classes of shares will be computed by dividing the value of the Fund's total net assets by the total number of shares outstanding, including all three Classes.

                                   TAX STATUS

      The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

      Each series of a series company, such as North Track, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various series in one fund are not combined. However, both classes of the Retail Shares and the class of Institutional Shares are treated as the same for tax purposes.

      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, the Fund must satisfy a number of requirements. Among such requirements is the requirement that less than 30 percent of the Fund's gross income be derived from the sale or other disposition of securities held for less than three months. In determining these gross income requirements, a loss from the sale or other disposition of securities does not enter into the computation.

      The Fund will distribute substantially all of its net income and capital gains so as to avoid any federal income tax to it. Although North Track expects the Fund to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

      While the Fund does not expect to realize net long-term capital gains, any such gains realized will be distributed annually as described in the Fund's Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year.

      Dividends and other distributions paid to individuals and other non-exempt payees are subject to backup federal withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if the Fund is notified that the shareholder has under-reported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most individual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Transfer Agent with such number and the required certifications by completing and sending the Transfer Agent either the Account Application form attached to the relevant Prospectus or IRS Form W-9.

      If a shareholder exchanges shares of one North Track Fund for shares of another, the shareholder will recognize gain or loss for federal income tax purposes. That gain or loss will be measured by the difference between the shareholder's basis in the shares exchanged and the value of the shares acquired.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      No person controls North Track or the Fund.

      As of February 1, 2005, the officers and directors of North Track as a group owned less than 1% of the Fund, or any class of shares of the Fund. In addition, no person was known to be the "beneficial owner" (determined in accordance with Rule 13d-3 under the Securities Exchange Act of 1934) of more than 5% of the outstanding shares of the Fund, except the following:

Name and                                                                 Percent of               Percentage of
Address of Shareholder                      Class of Shares              Class Owned                Fund Owned
----------------------                      ---------------              -----------                ----------
Pershing as Agent-Omnibus                          X                       95.14%                     70.0%
  Account for Exclusive Benefit
  of BCZ Customers Procash
15th Floor
1 Pershing Plz
Jersey City, NY 07399
(record holder)

PFPC Cust IRA FBO                                  C                       34.60%                       *
Jerome M. Kozik
W784 Potters Circle
East Troy, WI 53120-2317
(beneficial holder)

Jerome M. Kozik                                    C                       21.18%                       *
W784 Potters Circle
East Troy, WI 53120-2317
(beneficial holder)

PFPC Cust IRA FBO                                  C                       19.22%                       *
Robert B. Zadravetz
5087 Horizon Ct.
West Bend, WI 53095-8786
(beneficial holder)

Name and                                                                 Percent of               Percentage of
Address of Shareholder                      Class of Shares              Class Owned                Fund Owned
----------------------                      ---------------              -----------                ----------
PFPC Trust Co. C/F R/O IRA FBO                     C                        9.83%                       *
Cynthia E. Johnson
3100 S. Superior St.
Milwaukee, WI 53207
(beneficial holder)

Citigroup Global Markets Inc.                      C                        7.39%                       *
00156808376
333 West 34th Street - 3rd Floor
New York, New York 10001
(record holder)

Marshall and Ilsley Trust                          Y                       75.08%                     18.6%
  Company
N O Maril and Co.
14th Floor, Attn: ACM
1000 N. Water Street
Milwaukee, WI 53202-6648
(record holder)

Union Bank of California                           Y                       15.67%                      3.9%
Attn: Jane Bailey
Mail Code S-225
530 B Street
San Diego, CA 92101
(record holder)

----------
*     Less than 1%.

                       RETAIL SHARE DISTRIBUTION EXPENSES

      North Track's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the Act.

      The Plan authorizes Ziegler, as the "Distributor" of the Fund's shares, to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of either class of the Fund's Retail Shares (but not its Institutional Shares), such as sale or placement of the Fund's Retail Shares or administrative assistance such as maintenance of sub-accounting or other records. Qualified recipients may include Selected Dealers, banks and other financial institutions. Under the Plan, the Distributor also may purchase advertising for Retail Shares of the Fund, pay for sales literature and other promotional material, and make payments to its sales personnel. As reimbursement for these expenses, the Plan entitles the Distributor to receive a annual service fee for Retail Shares of the Fund that are owned of record by the Distributor as nominee for the Distributor's customers or which are owned by those customers of the Distributor whose records, as maintained by North Track or its agent, designate the Distributor as the customer's dealer of record. Any such payments to qualified recipients or expenses will be reimbursed by the Fund, up to maximum annual amounts established under the terms of the Plan.

      CLASS X RETAIL SHARES. The maximum amount of service fees payable under the Plan during any calendar year with respect to Class X Retail Shares of the Fund may not exceed an annual rate of 0.15% of the average daily net assets of the Fund attributable to such shares.

      CLASS B AND C RETAIL SHARES. The maximum amount of service fees payable under the Plan during any calendar year with respect to Class B and Class C Retail Shares may not exceed an annual rate of 0.25% of the average daily net assets of the Fund attributable to such shares. The Plan entitles the Distributor to receive an additional distribution fee equal to 0.75% of the average net assets of the Fund attributable to its Class B and Class C Retail Shares. This distribution fee is designed to compensate the Distributor for assuming the costs of brokers' commissions in connection with the sale of the Class B and Class C Retail Shares and generally for its promotion of sales of Class B and Class C Retail Shares. The Fund therefore must pay this distribution fee, regardless of expenses actually incurred by the Distributor.

      The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.

      The Plan states that if and to the extent that any of the payments by North Track listed below are considered to be "primarily intended to result in the sale of shares" issued by North Track within the meaning of the Rule, such payments by North Track are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan: (a) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of North Track or other funds or other investments; (b) the costs of preparing, printing and mailing of all prospectuses to shareholders; (c) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of North Track's shares; (d) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements; (e) all fees and expenses relating to the qualification of the funds and or their shares under the securities or "Blue Sky" laws of any jurisdiction;
(f) all fees under the Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of North Track's shares; (g) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (i) all costs of responding to telephone or mail inquiries of shareholders.

      The Plan also states that it is recognized that the costs of distribution of North Track's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of North Track's investment advisors are dependent primarily on the advisory fees paid to them. If and to the extent that any investment advisory fees paid by North Track might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by North Track, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by
Section 15 of the Act as to any investment advisory contract to which North Track is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and
(b) of the Act.

      Under the Plan, North Track is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carryover expenses from the previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (a) as reimbursement for direct expenses incurred in the course of distributing North Track shares or providing administrative assistance to North Track or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (b) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.

      The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (a) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (b) the amounts of expenses and the purpose of each such expense; and (c) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.

      The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and by a majority of those Directors who are not interested persons of North Track cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by a vote of a majority of those Directors who are not interested persons of North Track or by the vote of the holders of a majority of the outstanding voting securities of North Track, and, with respect to any North Track fund or with respect to the Fund's Retail Shares, by the vote of a majority of the outstanding shares of such fund or of the outstanding Class, as the case may be. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of North Track is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.

      The table below reflects distribution fees paid to the Distributor by the Fund pursuant to the Plan for the years ended December 31, 2002 and 2003 and the 10 months ended October 31, 2004:

                                  Rule 12b-1 Distribution Fees
                       ----------------------------------------------
Year                    Class X          Class B             Class C
----                    -------          -------             -------
2002                   $217,270(1)      $74,624(1)              N/A(2)
2003                   $226,137         $66,349(1)           $  575(1),(2)
2004(3)                $185,307(1)      $30,469(1)           $1,785(1)

----------
(1) Amounts include the following 12b-1 fees waived by the Distributor: for 2002, $1,268 with respect to Class X shares; for 2003, $24,089 with respect to Class B shares and $284 with respect to Class C shares; and for 2004, $112 with respect to Class X shares, $11,534 with respect to Class B shares and $726 with respect to Class C shares.

(2)   Class C shares were not available until May 1, 2003.

(3)   Covers the 10 months ended October 31, 2004.

      The principal types of activities for which the Fund made payments under the Plan for the 10 months ended October 31, 2004 were as follows:

                     Printing/Mailing                                                                 Interest,
                       of Prospectus                                                                Carrying and
   Advertising/       (other than to       Underwriter       Broker-Dealer      Sales Personnel    Other Financing
 Sales Literature   current investors)    Compensation       Compensation*       Compensation          Changes
 ----------------   ------------------    ------------       -------------       ------------          -------
        $0                  $0                  $0              $195,777              $0               $21,785

----------
* Includes aggregate compensation of $164,600 paid to Ziegler as a selected dealer.

      The table below shows the net underwriting commissions that Ziegler retained on sales of shares of the Fund during the past three fiscal years, including contingent deferred sales charges on Class B and Class C shares.

                2002                      2003                    2004(1)
                ----                      ----                    ----
               $1,703                   $12,078                  $2,025

----------
(1)   Covers the 10 months ended October 31, 2004.

                                     COUNSEL

      Quarles & Brady LLP, as counsel for North Track, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the relevant Prospectus.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Fund's Board of Directors engaged Deloitte & Touche LLP, an independent registered public accounting firm, located at 180 North Stetson Avenue, Chicago, Illinois, 60601, to perform the annual audits of the Fund.

                              FINANCIAL STATEMENTS

      The following financial statements and financial highlights and Report of the Independent Registered Public Accounting Firm included in the Fund's 2004 Annual Report to Shareholders are incorporated by reference:

      (1)   Schedule of Investments of the Fund as of October 31, 2004.

      (2)   Statement of Assets and Liabilities for the Fund as of October 31,
            2004.

      (3) Statement of Operations for the Fund for the 10 months ended October 31, 2004 and the year ended December 31, 2003.

      (4) Statements of Changes in Net Assets for the Fund for the 10 months ended October 31, 2004 and the years ended December 31, 2003 and 2002.

      (5)   Financial Highlights for the 10 months ended October 31, 2004.

      (6)   Notes to Financial Statements.

      The financial highlights of the Fund for periods prior to the year ended December 31, 2002, which are incorporated by reference into this Statement of Additional Information, were audited by Arthur Andersen LLP which has ceased operations. North Track has not obtained the consent of Arthur Andersen LLP to use or incorporate by reference its report on such audited financial highlights. As a result, shareholders of the Fund may not sue Arthur Andersen LLP under
Section 11 of the Securities Act of 1933.

      A copy of the Fund's 2004 Annual Report to Shareholders may be obtained free of charge by writing or calling North Track, 250 East Wisconsin Avenue, Suite 2000, Milwaukee, Wisconsin, 53202, telephone 1-800-826-4600.

                                   APPENDIX A
                               SECURITIES RATINGS

      A description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("BankWatch") now follows.

COMMERCIAL PAPER AND SHORT-TERM RATINGS

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior ability for repayment of senior short-term debt obligations, and Prime-1 repayment ability will often be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      The rating F-1+ (Exceptionally Strong Credit Quality) is the highest commercial paper rating assigned by Fitch. Paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. The rating F-2 (Very Strong Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

      The rating Duff 1+ is the highest commercial paper rating assigned by Duff. Paper rated Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Paper rated Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

      The designation A1 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated Al+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. A rating of TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. Obligations rated TBW-2 are in the second-highest category, indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

      Bonds rated AAA have the highest rating assigned by S&P and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and differ from the higher rated issues only in small degree. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

      Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

      Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

      Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA+, AA and AA- are considered by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

      Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA by IBCA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. A plus or minus may be appended to a rating to denote relative status within major rating categories.

      IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

      In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company and operating subsidiaries. Long-term debt obligations rated in AAA, the highest category, indicate that the ability to repay principal and interest on a timely basis is very high. A rating of AA, BankWatch's second-highest category, indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. BankWatch also assigns, in the case of foreign banks, a country rating ranging from I through V, which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

NORTH TRACK FUNDS, INC.            ACCOUNTING/PRICING AGENT

1-800-826-4600                     B.C. Ziegler and Company
250 East Wisconsin Avenue          215 North Main Street
Suite 2000                         West Bend, Wisconsin 53095
Milwaukee, Wisconsin 53202
                                   TRANSFER AND DIVIDEND DISBURSING AGENT
INVESTMENT ADVISOR
                                   PFPC Inc.
B.C. Ziegler and Company           760 Moore Road
250 East Wisconsin Avenue          King of Prussia, Pennsylvania 19406
Suite 2000
Milwaukee, Wisconsin 53202
                                   CUSTODIAN
DISTRIBUTOR
                                   Union Bank of California
B.C. Ziegler and Company           475 Sansome Street
250 East Wisconsin Avenue          San Francisco, California 94111
Suite 2000
Milwaukee, Wisconsin 53202         LEGAL COUNSEL

                                   Quarles & Brady LLP
                                   411 East Wisconsin Avenue
                                   Milwaukee, Wisconsin 53202

                                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                   Deloitte & Touche LLP
                                   180 North Stetson Avenue
                                   Chicago, Illinois 60601